M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Value
	Common Stocks—65.2%

	Australia—4.0%
5,006	AGL Energy Ltd.§	$34,152
2,904	ALS Ltd.§	42,167
82,245	AMP Ltd.§	75,211
1,049	Ampol Ltd.§	24,202
3,899	Ansell Ltd.§	76,319
9,438	ANZ Group Holdings Ltd.§	237,255
5,541	APA Group§	38,103
1,231	Aristocrat Leisure Ltd.§	39,114
501	ASX Ltd.§	18,189
3,906	Atlas Arteria Ltd.§	11,574
4,001	AUB Group Ltd.§	67,700
43,697	Aurizon Holdings Ltd.§	120,464
9,559	Austal Ltd.§, *	32,261
15,336	Bank of Queensland Ltd.§	71,210
57,818	Beach Energy Ltd.§	51,138
16,915	Bellevue Gold Ltd.*, §	18,264
9,596	Bendigo & Adelaide Bank Ltd.§	65,822
11,589	BHP Group Ltd.§	423,441
7,612	BHP Group Ltd., ADR	553,697
12,902	BHP Group Ltd., Class DI§	463,660
3,458	BlueScope Steel Ltd.§	61,500
8,200	Brambles Ltd.§	128,133
2,683	Breville Group Ltd.§	49,130
7,159	Capricorn Metals Ltd.§	56,995
541	CAR Group Ltd.§	8,749
15,057	Challenger Ltd.§	86,676
11,591	Champion Iron Ltd.§	42,678
36,410	Cleanaway Waste Management Ltd.§	57,620
253	Cochlear Ltd.§	29,711
2,862	Codan Ltd.§	63,032
8,429	Coles Group Ltd.§	127,934
4,042	Commonwealth Bank of Australia§	472,134
3,756	Computershare Ltd.§	74,177
2,821	Corporate Travel Management Ltd.*, §	5,858
1,322	CSL Ltd.§	129,871
3,553	Dalrymple Bay Infrastructure Ltd.§	12,455
1,482	Dicker Data Ltd.§	8,761
1,387	Domino's Pizza Enterprises Ltd.§	15,705
25,989	Downer EDI Ltd.§	138,409
63,850	Dyno Nobel Ltd.§	138,463
3,276	Eagers Automotive Ltd.§	51,272
11,897	Emerald Resources NL*, §	45,915
16,177	Endeavour Group Ltd.§	36,492
10,354	Evolution Mining Ltd.§	93,836
3,366	Flight Centre Travel Group Ltd.§	25,331
11,737	Fortescue Ltd.§	165,797
5,777	Genesis Minerals Ltd.*, §	24,600
7,079	Harvey Norman Holdings Ltd.§	24,280
413	HUB24 Ltd.§	23,965
10,779	IGO Ltd.§, *	59,408
12,565	Iluka Resources Ltd.§	58,340
15,321	Imdex Ltd.§	41,156
18,310	Insignia Financial Ltd.§, *	59,969

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Australia (Continued)
21,084	Insurance Australia Group Ltd.§	$106,102
2,093	James Hardie Industries PLC, CDI§, *	38,657
896	JB Hi-Fi Ltd.§	45,254
15,197	Lendlease Corp. Ltd.§	34,802
14,208	Lottery Corp. Ltd.§	52,957
2,708	Lovisa Holdings Ltd.§	40,311
1,607	Lynas Rare Earths Ltd.*, §	21,839
602	Macquarie Group Ltd.§	85,412
9,423	Medibank Pvt Ltd.§	28,517
2,585	Megaport Ltd.*, §	13,496
38,904	Metcash Ltd.§	79,923
1,054	Mineral Resources Ltd.§, *	39,674
1,548	Monadelphous Group Ltd.§	29,380
11,533	National Australia Bank Ltd.§	333,550
1,533	Netwealth Group Ltd.§	23,448
27,710	New Hope Corp. Ltd.§	111,311
1,909	NEXTDC Ltd.*, §	15,303
16,970	nib holdings Ltd.§	74,893
76,777	Nickel Industries Ltd.§, *	47,839
51,876	Nine Entertainment Co. Holdings Ltd.§	34,084
7,979	Northern Star Resources Ltd.§	116,484
8,521	NRW Holdings Ltd.§	31,685
11,756	Ora Banda Mining Ltd.*, §	9,820
3,536	Orica Ltd.§	49,490
7,726	Origin Energy Ltd.§	66,215
36,425	Orora Ltd.§	47,878
3,487	Paladin Energy Ltd.*, §	27,608
38,907	Perseus Mining Ltd.§	143,942
3,475	PEXA Group Ltd.*, §	36,676
13,508	PLS Group Ltd.*, §	49,315
1,867	Premier Investments Ltd.§	16,319
319	Pro Medicus Ltd.§	26,354
1,804	Qantas Airways Ltd.§	10,595
13,764	QBE Insurance Group Ltd.§	202,235
9,918	Qube Holdings Ltd.§	33,297
61,709	Ramelius Resources Ltd.§	163,879
1,823	Ramsay Health Care Ltd.§	49,688
355	REA Group Ltd.§	39,318
2,536	Reece Ltd.§	23,371
32,230	Regis Resources Ltd.§	154,280
21,598	Reliance Worldwide Corp. Ltd.§	46,107
90,233	Resolute Mining Ltd.§, *	90,270
2,719	Rio Tinto Ltd.§	305,708
9,237	Sandfire Resources Ltd.§, *	105,132
35,535	Santos Ltd.§	195,153
1,678	SEEK Ltd.§	16,159
907	SGH Ltd.§	25,723
12,686	Sigma Healthcare Ltd.§	23,326
5,449	Sims Ltd.§	68,256
3,263	Sonic Healthcare Ltd.§	46,186
21,157	South32 Ltd.§	63,596
13,307	Stanmore Resources Ltd.§	25,531
8,720	Steadfast Group Ltd.§	25,735
7,603	Suncorp Group Ltd.§	84,820

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Australia (Continued)
5,725	Super Retail Group Ltd.§	$51,133
43,352	Tabcorp Holdings Ltd.§	28,596
1,750	Technology One Ltd.§	33,669
24,644	Telstra Group Ltd.§	90,765
2,964	TPG Telecom Ltd.§	8,237
10,369	Transurban Group§	100,773
3,558	Treasury Wine Estates Ltd.§	9,243
3,895	Tuas Ltd.§, *	16,657
38,945	Vault Minerals Ltd.§	117,186
24,287	Ventia Services Group Pty. Ltd.§	88,136
38,469	Viva Energy Group Ltd.#, §	67,558
2,801	Washington H Soul Pattinson & Co. Ltd.§	78,296
5,033	Wesfarmers Ltd.§	255,135
42,238	West African Resources Ltd.*, §	95,745
8,296	Westgold Resources Ltd.§	35,371
15,208	Westpac Banking Corp.§	417,781
17,855	Whitehaven Coal Ltd.§	112,840
679	WiseTech Global Ltd.§	18,533
15,141	Woodside Energy Group Ltd.§	361,122
1,661	Woodside Energy Group Ltd., ADR	39,665
5,982	Woolworths Group Ltd.§	150,625
3,162	Worley Ltd.§	24,621
838	Xero Ltd.§, *	44,825
6,051	Yancoal Australia Ltd.§	34,308
		10,840,018
	Austria—0.5%
1,865	ANDRITZ AG§	129,087
2,002	BAWAG Group AG§, #	305,561
1,666	Erste Group Bank AG§	180,021
799	EVN AG§	26,424
1,665	OMV AG§	120,917
3,082	Raiffeisen Bank International AG§	131,831
527	Strabag SE, Bearer Shares§	53,348
3,952	Telekom Austria AG§	41,842
2,837	UNIQA Insurance Group AG§	50,202
308	Verbund AG§	23,467
1,119	Vienna Insurance Group AG Wiener Versicherung Gruppe§	80,703
3,281	voestalpine AG§	148,054
		1,291,457
	Belgium—0.7%
831	Ackermans & van Haaren NV§	253,720
1,905	Ageas SA§	139,526
6,082	Anheuser-Busch InBev SA§	422,032
43	Argenx SE§, *	31,330
1,680	Azelis Group NV§	17,015
2,193	CMB Tech NV	27,856
1,027	Colruyt Group NV§	43,144
476	D'ieteren Group§	88,001
224	Deme Group NV§	48,339
275	Elia Group SA§, *	42,143
1,452	KBC Group NV§	177,499
9	Lotus Bakeries NV§	102,280

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Belgium (Continued)
2,468	Syensqo SA§	$142,782
797	UCB SA§	240,065
3,740	Umicore SA§	70,812
		1,846,544
	Canada—8.4%
2,481	Agnico Eagle Mines Ltd.	503,597
6,162	Air Canada*	80,264
3,808	Alamos Gold, Inc., Class A	169,326
10,700	Algonquin Power & Utilities Corp.	65,643
5,591	Alimentation Couche-Tard, Inc.	316,908
3,374	AltaGas Ltd.	117,026
17,580	ARC Resources Ltd.	365,855
1,800	Aritzia, Inc.*	146,888
1,500	Atco Ltd., Class I	73,420
848	AtkinsRealis Group, Inc.	54,558
44,637	B2Gold Corp.	202,370
4,474	Bank of Montreal	605,989
7,207	Bank of Nova Scotia	499,791
7,503	Barrick Mining Corp.	306,135
1,119	Bausch & Lomb Corp.*	17,792
2,683	Bausch Health Cos., Inc.*	14,504
753	BCE, Inc.	19,000
550	Bombardier, Inc., Class B*	97,269
467	Boyd Group, Inc.	59,618
2,076	Brookfield Corp.	84,068
1,754	Brookfield Infrastructure Corp., Class A	69,315
940	BRP, Inc.	67,531
7,544	CAE, Inc.*	196,521
320	Cameco Corp.	34,800
442	Canada Packers, Inc.	6,409
5,981	Canadian Imperial Bank of Commerce	566,843
2,655	Canadian National Railway Co.	273,165
17,284	Canadian Natural Resources Ltd.	843,140
2,315	Canadian Pacific Kansas City Ltd.	182,107
2,478	Canadian Tire Corp. Ltd., Class A	333,250
1,711	Canadian Utilities Ltd., Class A	60,096
3,694	Capital Power Corp.	174,968
10,798	Capstone Copper Corp.*	81,425
1,524	CCL Industries, Inc., Class B	95,487
889	Celestica, Inc.*	250,565
16,868	Cenovus Energy, Inc.	447,575
1,250	CGI, Inc.	91,380
1,014	Colliers International Group, Inc.	108,394
122	Constellation Software, Inc.	214,163
3,054	Definity Financial Corp.	143,776
511	Descartes Systems Group, Inc.*	36,567
1,940	Dollarama, Inc.	238,097
9,286	DPM Metals, Inc.	326,956
3,700	E-L Financial Corp. Ltd.	42,104
9,101	Eldorado Gold Corp.	312,471
7,275	Element Fleet Management Corp.	157,779
2,063	Emera, Inc.	106,939
4,644	Empire Co. Ltd., Class A	166,351
7,933	Enbridge, Inc.	429,846
9,049	Equinox Gold Corp.	130,849

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Canada (Continued)
600	Exchange Income Corp.	$45,025
112	Fairfax Financial Holdings Ltd.	190,839
4,241	Finning International, Inc.	262,429
9,374	First Majestic Silver Corp.	201,354
3,171	First Quantum Minerals Ltd.*	75,816
457	FirstService Corp.	63,555
2,327	Fortis, Inc.	129,824
7,200	Fortuna Mining Corp.*	71,496
369	Franco-Nevada Corp.	91,161
935	George Weston Ltd.	66,057
614	GFL Environmental, Inc.	25,616
2,386	Gildan Activewear, Inc.	132,804
543	Great-West Lifeco, Inc.	25,431
21,743	Hudbay Minerals, Inc.	454,671
1,698	Hydro One Ltd.#	70,124
3,315	iA Financial Corp., Inc.	367,889
12,720	IAMGOLD Corp.*	239,340
1,482	Imperial Oil Ltd.	194,043
1,209	Intact Financial Corp.	219,082
1,068	Ivanhoe Mines Ltd., Class A*	9,128
6,100	K92 Mining, Inc.*	103,530
4,098	Keyera Corp.	158,517
11,507	Kinross Gold Corp.	351,432
1,589	Linamar Corp.	98,429
2,612	Loblaw Cos. Ltd.	119,081
700	Lundin Gold, Inc.	53,495
3,887	Lundin Mining Corp.	96,931
3,172	Magna International, Inc.	177,150
3,404	Manulife Financial Corp.	117,259
2,212	Maple Leaf Foods, Inc.	47,703
1,000	Methanex Corp.	59,586
1,582	Metro, Inc.	108,242
1,522	National Bank of Canada	196,949
9,492	Northland Power, Inc.	159,258
4,242	Nutrien Ltd.	320,101
12,082	OceanaGold Corp.	380,933
9,180	Open Text Corp.	204,219
1,875	OR Royalties, Inc.	71,396
3,941	Pan American Silver Corp.	215,452
2,949	Pembina Pipeline Corp.	132,004
4,900	Peyto Exploration & Development Corp.	95,739
800	Premium Brands Holdings Corp.	47,232
3,512	Quebecor, Inc., Class B	149,129
1,095	RB Global, Inc.	104,988
1,622	Restaurant Brands International, Inc.	119,985
3,924	Rogers Communications, Inc., Class B	150,912
9,360	Royal Bank of Canada	1,513,102
1,704	Saputo, Inc.	53,235
500	Shopify, Inc., Class A*	59,327
6,791	South Bow Corp.	226,251
361	Sprott, Inc.	51,587
4,155	SSR Mining, Inc.*	122,042
874	Stantec, Inc.	75,544
600	Stella-Jones, Inc.	40,259
122	Strathcona Resources Ltd.	3,696
4,233	Sun Life Financial, Inc.	265,149

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Canada (Continued)
14,868	Suncor Energy, Inc.	$983,144
2,409	TC Energy Corp.	150,803
2,272	Teck Resources Ltd., Class B	117,757
1,440	TFI International, Inc.	156,567
327	Thomson Reuters Corp.	29,501
1,643	TMX Group Ltd.	58,263
3,700	Torex Gold Resources, Inc.	169,826
1,013	Toromont Industries Ltd.	141,824
6,706	Toronto-Dominion Bank	626,298
2,837	Tourmaline Oil Corp.	135,783
7,642	TransAlta Corp.	100,448
838	Triple Flag Precious Metals Corp.	29,087
176	Victoria Gold Corp./Vancouver§, *	11
1,189	Waste Connections, Inc.	193,150
1,230	West Fraser Timber Co. Ltd.	80,321
346	Wheaton Precious Metals Corp.	45,417
33,599	Whitecap Resources, Inc.	378,921
822	WSP Global, Inc.	127,930
		22,699,469
	Denmark—1.2%
2,025	AL Sydbank§	163,487
3,596	ALK-Abello AS§	113,309
20,853	Alm Brand AS§	50,945
15	AP Moller - Maersk AS, Class A§	36,438
30	AP Moller - Maersk AS, Class B§	74,348
799	Carlsberg AS, Class B§	99,695
610	Coloplast AS, Class B§	41,592
4,232	Danske Bank AS§	205,456
3,204	Demant AS§, *	97,375
532	DSV AS§	127,097
669	FLSmidth & Co. AS§	50,829
348	Genmab AS§, *	93,111
8,387	H Lundbeck AS§	51,988
4,236	H Lundbeck AS, Class A§	21,961
5,190	ISS AS§	190,365
1,025	Jyske Bank AS, Registered§	141,909
2,216	NKT AS§, *	290,307
15,655	Novo Nordisk AS, Class B§	576,874
1,873	Novonesis Novozymes B, Class B§	110,825
3,322	Orsted AS§, *, #	81,334
1,014	Pandora AS§	71,218
859	Ringkjoebing Landbobank AS§	206,998
2,239	Rockwool AS, Class A§	66,502
3,347	Rockwool AS, Class B§	93,434
1,163	Royal Unibrew AS§	94,984
2,761	Tryg AS§	66,091
5,305	Vestas Wind Systems AS§	158,834
		3,377,306
	Finland—0.9%
4,024	Elisa OYJ§	195,109
3,644	Finnair OYJ§	11,745
3,055	Fortum OYJ§	77,650
2,475	Kesko OYJ, Class A§	54,481
8,405	Kesko OYJ, Class B§	185,999

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Finland (Continued)
2,284	Kone OYJ, Class B§	$145,619
5,862	Konecranes OYJ§	191,563
8,843	Mandatum OYJ§	70,972
6,379	Metso OYJ§	110,325
1,635	Neste OYJ§	52,801
14,164	Nokia OYJ§	112,886
4,523	Nokia OYJ, ADR	36,365
17,546	Nordea Bank Abp§	302,013
727	Orion OYJ, Class A§	58,956
2,852	Orion OYJ, Class B§	230,656
17,450	Sampo OYJ, Class A§	186,848
16,255	Stora Enso OYJ, Class R§	191,470
2,814	UPM-Kymmene OYJ§	87,531
4,926	Valmet OYJ§	140,471
3,965	Wartsila OYJ Abp§	148,258
		2,591,718
	France—4.9%
1,160	Accor SA§	55,578
804	Aeroports de Paris SA§	97,828
971	Air France-KLM*, §	9,829
1,619	Air Liquide SA§	333,514
1,466	Airbus SE§	275,352
6,567	Alstom SA§, *	187,121
514	Amundi SA§, #	44,208
2,048	Arkema SA§	139,359
4,899	AXA SA§	224,598
12,886	Ayvens SA§, #	151,815
490	BioMerieux§	52,181
3,310	BNP Paribas SA§	315,314
2,694	Bouygues SA§	155,424
2,824	Bureau Veritas SA§	84,831
899	Capgemini SE§	105,079
20,987	Carrefour SA§	386,911
3,251	Cie de Saint-Gobain SA§	267,542
5,369	Cie Generale des Etablissements Michelin SCA§	182,827
4,277	Credit Agricole SA§	80,292
964	Danone SA§	77,421
24	Dassault Aviation SA§	8,902
1,320	Dassault Systemes SE§	26,875
2,327	Edenred SE§	46,332
1,299	Eiffage SA§	199,440
8,202	Elis SA§	232,167
14,620	Engie SA§	471,352
388	EssilorLuxottica SA§	90,301
1,617	Eurofins Scientific SE§	118,254
557	Euronext NV§, #	89,621
2,974	FDJ UNITED§	86,745
1,038	Gaztransport Et Technigaz SA§	241,906
3,075	Getlink SE§	66,265
155	Hermes International SCA§	296,035
608	Ipsen SA§	114,019
2,579	JCDecaux SE§	55,769
390	Kering SA§	117,931
600	L'Oreal SA§	246,039
1,237	Legrand SA§	191,147

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	France (Continued)
1,598	LVMH Moet Hennessy Louis Vuitton SE§	$888,273
1,449	Nexans SA§	196,059
22,837	Orange SA§	466,612
659	Pernod Ricard SA§	49,187
1,449	Publicis Groupe SA§	119,834
3,983	Renault SA§	135,143
6,407	Rexel SA§	250,575
1,264	Rubis SCA§	50,578
1,661	Safran SA§	543,218
2,397	Sanofi SA§	231,205
19	Sartorius Stedim Biotech§	3,720
1,406	Schneider Electric SE§	386,186
6,876	SCOR SE§	242,929
4,891	Societe Generale SA§	357,122
171	Societe LDC SADIR§	19,718
2,165	Sodexo SA§	111,139
4,473	SPIE SA§	223,657
3,434	STMicroelectronics NV§	117,885
6,187	Technip Energies NV§	260,044
891	Teleperformance SE§	52,346
428	Thales SA§	125,664
17,627	TotalEnergies SE§	1,627,558
6,427	Vallourec SACA§	159,763
2,909	Veolia Environnement SA§	111,124
602	Vicat SACA§	43,942
3,910	Vinci SA§	585,591
90	Vusion§	11,595
15,414	Worldline SA#, *, §	4,655
		13,301,446
	Germany—4.8%
952	adidas AG§	150,022
575	Allianz SE, Registered§	238,273
878	Aumovio SE§, *	33,913
1,264	Aurubis AG§	219,196
8,301	BASF SE§	501,599
10,754	Bayer AG, Registered§	488,888
1,815	Bayerische Motoren Werke AG§	163,921
2,780	Bechtle AG§	94,016
325	Beiersdorf AG§	28,754
876	Bilfinger SE§	99,187
4,639	Brenntag SE§	306,066
3,830	Commerzbank AG§	137,503
1,756	Continental AG§	120,713
1,501	CTS Eventim AG & Co. KGaA§	86,081
4,527	Daimler Truck Holding AG§	215,808
1,140	Delivery Hero SE§, *, #	20,344
800	Deutsche Bank AG, Registered	23,824
11,171	Deutsche Bank AG, Registered§	326,886
1,149	Deutsche Boerse AG§	334,056
9,773	Deutsche Lufthansa AG, Registered§	80,667
8,585	Deutsche Post AG§	442,739
32,469	Deutsche Telekom AG, Registered§	1,197,264
943	Deutsche Wohnen SE§	20,676
815	DWS Group GmbH & Co. KGaA§, #	51,588
15,308	E.ON SE§	334,584

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Germany (Continued)
7,742	Evonik Industries AG§	$149,960
655	Fielmann Group AG§	32,874
1,979	flatexDEGIRO SE§	67,539
1,460	Fraport AG Frankfurt Airport Services Worldwide§, *	126,666
5,080	Freenet AG§	154,919
5,733	Fresenius Medical Care AG§	255,069
2,089	Fresenius SE & Co. KGaA§	107,008
939	FUCHS SE§	32,195
3,525	GEA Group AG§	249,113
330	Hannover Rueck SE§	102,136
188	Hapag-Lloyd AG§, #	26,151
1,186	Heidelberg Materials AG§	244,267
844	Henkel AG & Co. KGaA§	60,448
1,340	Hensoldt AG§	116,325
135	HOCHTIEF AG§	59,374
7,007	Infineon Technologies AG§	307,875
1,117	IONOS Group SE*, §	32,093
3,794	KION Group AG§	197,114
919	Knorr-Bremse AG§	102,603
593	Krones AG§	78,948
1,874	LEG Immobilien SE§	122,044
2,405	Mercedes-Benz Group AG§	145,706
741	Merck KGaA§	92,024
441	MTU Aero Engines AG§	157,880
846	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	526,998
975	Nemetschek SE§	71,763
3,080	Nordex SE§, *	162,221
4,631	Puma SE§	117,630
2,036	Qiagen NV§	81,551
6,148	Qiagen NV	246,172
97	Rational AG§	70,213
1,539	RENK Group AG§	90,156
199	Rheinmetall AG§	331,873
1,496	RTL Group SA§	62,963
3,022	RWE AG§	201,277
1,493	SAP SE§	252,665
7,857	Schaeffler AG§	63,917
1,449	Scout24 SE§, #	111,024
1,021	Siemens AG, Registered§	242,171
2,070	Siemens Energy AG§	340,671
1,389	Siemens Healthineers AG§, #	58,269
3,008	Symrise AG§	254,683
764	Talanx AG§	92,978
16,458	thyssenkrupp AG§	141,957
565	Tkms AG& Co. KGaA§, *	51,231
16,214	TUI AG§	122,967
4,525	United Internet AG, Registered§	143,740
418	Volkswagen AG§	42,641
3,419	Vonovia SE§	85,148
615	Wacker Chemie AG§	59,577
7,176	Zalando SE§, *, #	171,678
		12,935,033
	Hong Kong—1.1%
49,400	AIA Group Ltd.§	554,952
5,000	ASMPT Ltd.§	65,215

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Hong Kong (Continued)
41,411	Bank of East Asia Ltd.§	$69,089
17,000	BOC Hong Kong Holdings Ltd.§	93,672
9,600	Budweiser Brewing Co. APAC Ltd.§, #	8,810
10,181	Cathay Pacific Airways Ltd.§	14,744
10,906	CK Asset Holdings Ltd.§	62,297
13,000	CK Hutchison Holdings Ltd.§	99,910
2,500	CK Infrastructure Holdings Ltd.§	19,953
6,500	CLP Holdings Ltd.§	61,200
8,000	Cowell e Holdings, Inc.§, *	26,586
24,000	Crystal International Group Ltd.#, §	18,030
41,341	CTF Services Ltd.§	41,619
98,000	First Pacific Co. Ltd.§	68,811
78,000	FIT Hon Teng Ltd.§, *, #	69,904
10,000	Galaxy Entertainment Group Ltd.§	45,082
66,000	Guotai Junan International Holdings Ltd.§	19,887
20,000	Hang Lung Group Ltd.§	38,091
63,087	Hang Lung Properties Ltd.§	70,876
8,500	Henderson Land Development Co. Ltd.§	31,526
24,500	HK Electric Investments & HK Electric Investments Ltd.§	20,202
48,000	HKT Trust & HKT Ltd.§	74,838
44,457	Hong Kong & China Gas Co. Ltd.§	40,751
5,406	Hong Kong Exchanges & Clearing Ltd.§	274,005
10,000	Hysan Development Co. Ltd.§	24,349
11,500	Johnson Electric Holdings Ltd.§	34,541
26,500	Kerry Properties Ltd.§	74,293
9,991	Kowloon Development Co. Ltd.§	5,536
7,000	Luk Fook Holdings International Ltd.§	21,126
36,400	Man Wah Holdings Ltd.§	20,150
16,000	MGM China Holdings Ltd.§	22,759
6,185	MTR Corp. Ltd.§	25,381
28,188	NagaCorp Ltd.§	13,987
28,000	New World Development Co. Ltd.§, *	28,942
44,000	NewOcean Energy Holdings Ltd.§, *	—
52,789	PCCW Ltd.§	39,054
6,000	Power Assets Holdings Ltd.§	46,748
4,800	PRADA SpA§	22,686
49,200	Samsonite Group SA§, #	92,785
9,600	Sands China Ltd.§	20,404
22,000	Shangri-La Asia Ltd.§	12,586
18,000	SITC International Holdings Co. Ltd.§	79,465
96,250	SJM Holdings Ltd.§, *	25,726
3,500	Sun Hung Kai Properties Ltd.§	59,321
2,000	Swire Pacific Ltd., Class A§	21,935
15,000	Swire Pacific Ltd., Class B§	24,546
6,200	Swire Properties Ltd.§	18,020
8,000	Techtronic Industries Co. Ltd.§	106,485
42,000	United Laboratories International Holdings Ltd.§	51,815
60,826	WH Group Ltd.§, #	80,149
12,000	Wharf Real Estate Investment Co. Ltd.§	34,790
27,200	Wynn Macau Ltd.§	19,031
28,062	Xinyi Glass Holdings Ltd.§	35,193
35,500	Yue Yuen Industrial Holdings Ltd.§	69,344
		3,021,197
	Ireland—0.2%
23,256	AIB Group PLC§	247,349

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Ireland (Continued)
8,063	Bank of Ireland Group PLC§	$147,557
2,376	Glanbia PLC§	46,755
926	Kerry Group PLC, Class A§	73,336
1,085	Kingspan Group PLC§	91,584
		606,581
	Israel—0.9%
182	AFI Properties Ltd.§, *	12,612
162	Africa Israel Residences Ltd.§	12,351
734	Airport City Ltd.§, *	12,484
160	Alrov Properties & Lodgings Ltd.§	13,480
2,317	Amot Investments Ltd.§	14,198
471	Ashtrom Group Ltd.§	10,283
535	Ayalon Holdings Ltd.§	22,955
154	Azrieli Group Ltd.§	20,626
8,351	Bank Hapoalim BM§	195,467
11,303	Bank Leumi Le-Israel BM§	251,890
133	Bet Shemesh Engines Holdings 1997 Ltd.§, *	29,748
17,522	Bezeq The Israeli Telecommunication Corp. Ltd.§	42,015
92	Big Shopping Centers Ltd.§	21,066
124	Blue Square Real Estate Ltd.§	15,366
2,419	Carasso Motors Ltd.§, *	23,304
3,153	Cellcom Israel Ltd.§	34,119
614	Clal Insurance Enterprises Holdings Ltd.§	43,572
142	Danel Adir Yeoshua Ltd.§	20,138
523	Danya Cebus Ltd.§	26,956
260	Delek Automotive Systems Ltd.§	1,677
70	Delek Group Ltd.§	23,461
208	Delta Galil Ltd.§	10,828
5,933	El Al Israel Airlines§	25,917
37	Elbit Systems Ltd.	31,416
600	Electra Ltd.§	17,111
418	Enlight Renewable Energy Ltd.§, *	27,918
50	Equital Ltd.§, *	2,104
1	Fattal Holdings 1998 Ltd.§, *	183
395	First International Bank of Israel Ltd.§	30,500
122	Formula Systems 1985 Ltd., ADR	14,397
256	Fox Wizel Ltd.§	22,064
1,072	Harel Insurance Investments & Financial Services Ltd.§	59,742
313	Hilan Ltd.§	19,400
1,012	ICL Group Ltd.§	5,214
282	IDI Insurance Co. Ltd.§	18,759
3,574	Inrom Construction Industries Ltd.§	28,124
1	Isracard Ltd.§	2
7,087	Israel Discount Bank Ltd., Class A§	71,057
50	Isras Investment Co. Ltd.§	12,819
955	Kvutzat Acro Ltd.§	12,909
521	Lapidoth Capital Ltd.§	14,773
325	M Yochananof & Sons Ltd.§	37,427
267	Matrix IT Ltd.§	7,422
3,109	Max Stock Ltd.§	26,379
252	Mega Or Holdings Ltd.§	40,261
587	Meitav Investment House Ltd.§	20,607
526	Menora Mivtachim Holdings Ltd.§	76,346
5,819	Mivne Real Estate KD Ltd.§, *	24,142
1,235	Mizrahi Tefahot Bank Ltd.§	89,556

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Israel (Continued)
225	Neto Malinda Trading Ltd.§	$11,018
515	Next Vision Stabilized Systems Ltd.§	49,870
156	Nice Ltd.§, *	17,200
12	Nice Ltd., ADR*	1,323
58	Nova Ltd.§, *	25,765
71,300	Oil Refineries Ltd.§, *	30,648
831	One Software Technologies Ltd.§	15,604
2,855	Partner Communications Co. Ltd.§	31,883
109	Paz Retail & Energy Ltd.§	26,833
1,791	Phoenix Financial Ltd.§	95,137
394	Prashkovsky Investments & Construction Ltd.§, *	18,393
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	33,811
1,204	Retailors Ltd.§	13,171
1,415	Shapir Engineering & Industry Ltd.§, *	16,961
5,468	Shikun & Binui Ltd.§, *	28,760
2,661	Shufersal Ltd.§	38,837
595	Strauss Group Ltd.§	26,191
1,975	Tamar Petroleum Ltd.§, #	22,068
909	Tel Aviv Stock Exchange Ltd.§	40,249
473	Teva Pharmaceutical Industries Ltd.§, *	14,213
6,714	Teva Pharmaceutical Industries Ltd., ADR*	202,226
160	Tower Semiconductor Ltd.*	28,077
2,836	Veridis Environment Ltd.§, *	35,144
1,594	YD More Investments Ltd.§	17,925
		2,436,452
	Italy—2.1%
54,886	A2A SpA§	155,572
1,699	ACEA SpA§	44,001
3,420	Azimut Holding SpA§	129,910
1,582	Banca Generali SpA§	94,333
1,670	Banca Mediolanum SpA§	33,918
4,690	Banca Monte dei Paschi di Siena SpA§	40,865
8,540	Banco BPM SpA§	119,316
9,455	BPER Banca SpA§	123,424
4,390	Brembo NV§	41,746
920	Brunello Cucinelli SpA§	80,202
2,416	Buzzi SpA§	121,867
2,916	Credito Emiliano SpA§	49,528
416	Danieli & C Officine Meccaniche SpA§	28,712
5,293	Davide Campari-Milano NV§	37,698
1,614	De' Longhi SpA§	57,006
52,438	Enel SpA§	570,885
11,985	Eni SpA§	340,330
505	Ferrari NV§	170,221
1,417	Fincantieri SpA*, §	21,677
5,782	FinecoBank Banca Fineco SpA§	128,377
1,236	Generali§	49,836
30,199	Hera SpA§	139,999
4,304	Infrastrutture Wireless Italiane SpA#, §	34,448
1,485	Interpump Group SpA§	56,612
37,367	Intesa Sanpaolo SpA§	227,144
17,564	Iren SpA§	50,034
16,195	Italgas SpA§	188,633

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Italy (Continued)
7,657	Iveco Group NV§	$169,860
931	Leonardo SpA§	62,533
3,313	Lottomatica Group SpA§	95,627
2,387	Maire SpA§	37,251
1,371	Moncler SpA§	82,626
20,578	Nexi SpA#, §	76,612
15,698	Pirelli & C SpA§, #	108,104
2,463	Poste Italiane SpA§, #	57,949
1,227	Prysmian SpA§	143,478
1,690	Recordati Industria Chimica e Farmaceutica SpA§	96,135
624	Reply SpA§	58,197
55,163	Saipem SpA§	252,270
10,138	Snam SpA§	77,104
756	SOL SpA§	51,775
10,907	Stellantis NV§	77,714
2,766	Technogym SpA§, #	56,056
399,582	Telecom Italia SpA§, *	279,879
1,807	Tenaris SA§	52,782
582	Tenaris SA, ADR	33,861
8,182	Terna - Rete Elettrica Nazionale§	93,699
5,312	UniCredit SpA§	382,769
3,067	Unipol Assicurazioni SpA§	71,797
12,239	Webuild SpA§	32,529
		5,586,901
	Japan—14.1%
2,700	77 Bank Ltd.§	53,179
800	ABC-Mart, Inc.§	12,791
3,100	ADEKA Corp.§	71,696
3,600	Advantest Corp.§	487,064
5,585	Aeon Co. Ltd.§	66,660
1,900	AGC, Inc.§	67,005
1,300	Ai Holdings Corp.§	22,337
2,500	Aica Kogyo Co. Ltd.§	57,584
900	Ain Holdings, Inc.§	32,135
6,600	Air Water, Inc.§	89,871
5,100	Aisin Corp.§	70,598
2,200	Ajinomoto Co., Inc.§	61,685
2,500	Alfresa Holdings Corp.§	40,286
8,800	Alps Alpine Co. Ltd.§	119,065
2,600	ALSOK Co. Ltd.§	20,793
2,700	Amada Co. Ltd.§	37,460
1,900	Amano Corp.§	45,532
500	ANA Holdings, Inc.§	8,890
400	Anycolor, Inc.§	7,358
1,800	Aozora Bank Ltd.§	28,760
1,500	Arcs Co. Ltd.§	35,888
1,000	Artience Co. Ltd.§	23,923
900	As One Corp.§	12,579
10,200	Asahi Group Holdings Ltd.§	102,367
1,600	Asahi Intecc Co. Ltd.§	34,135
12,100	Asahi Kasei Corp.§	117,168
4,400	Asics Corp.§	117,001
11,600	Astellas Pharma, Inc.§	189,393

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
4,400	Azbil Corp.§	$38,072
2,900	Bandai Namco Holdings, Inc.§	71,631
1,000	BayCurrent, Inc.§	29,102
3,800	Bic Camera, Inc.§	41,617
1,700	BIPROGY, Inc.§	50,076
3,000	Blue Zones Holdings Co. Ltd.§	36,156
4,600	Bridgestone Corp.§	95,477
2,300	Brother Industries Ltd.§	42,211
400	C Uyemura & Co. Ltd.§	50,857
2,200	Calbee, Inc.§	42,584
1,000	Canon Marketing Japan, Inc.§	22,030
2,900	Canon, Inc.§	80,764
2,100	Capcom Co. Ltd.§	44,530
2,700	Casio Computer Co. Ltd.§	24,078
3,700	CCI Group, Inc.§	22,121
2,500	Central Japan Railway Co.§	64,738
3,700	Chiba Bank Ltd.§	47,673
3,800	Chubu Electric Power Co., Inc.§	62,383
3,100	Chugai Pharmaceutical Co. Ltd.§	171,518
4,700	Chugin Financial Group, Inc.§	83,830
6,100	Chugoku Electric Power Co., Inc.§	38,696
700	Chugoku Marine Paints Ltd.§	14,932
5,500	Citizen Watch Co. Ltd.§	58,351
2,000	CKD Corp.§	56,306
1,200	Coca-Cola Bottlers Japan Holdings, Inc.§	27,322
2,500	Colowide Co. Ltd.§	28,735
900	COMSYS Holdings Corp.§	28,799
1,000	Cosmo Energy Holdings Co. Ltd.§	28,023
1,400	Cosmos Pharmaceutical Corp.§	60,150
9,600	Create Restaurants Holdings, Inc.§	46,252
1,100	Create SD Holdings Co. Ltd.§	22,976
1,800	CyberAgent, Inc.§	15,256
1,500	Dai Nippon Printing Co. Ltd.§	27,239
3,000	Dai-Dan Co. Ltd.§	51,205
22,400	Dai-ichi Life Holdings, Inc.§	204,693
7,800	Daicel Corp.§	61,024
5,600	Daido Steel Co. Ltd.§	65,901
1,100	Daifuku Co. Ltd.§	38,431
6,300	Daiichi Sankyo Co. Ltd.§	111,072
2,300	Daiichikosho Co. Ltd.§	24,529
1,300	Daikin Industries Ltd.§	157,711
3,100	Daio Paper Corp.§	20,182
900	Daiseki Co. Ltd.§	22,123
8,400	Daishi Hokuetsu Financial Group, Inc.§	100,859
3,000	Daito Trust Construction Co. Ltd.§	69,872
3,900	Daiwa House Industry Co. Ltd.§	121,912
4,700	Daiwa Securities Group, Inc.§	44,209
3,300	Daiwabo Holdings Co. Ltd.§	64,355
5,300	DCM Holdings Co. Ltd.§	53,882
2,200	Denka Co. Ltd.§	49,919
9,800	Denso Corp.§	121,678
900	Dentsu Group, Inc.§	15,448
1,200	Dentsu Soken, Inc.§	15,184
3,000	Dexerials Corp.§	41,337

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
3,600	DIC Corp.§	$84,174
400	Disco Corp.§	160,279
4,300	DMG Mori Co. Ltd.§	65,864
900	Dowa Holdings Co. Ltd.§	51,316
3,700	DTS Corp.§	24,183
3,300	East Japan Railway Co.§	75,313
1,700	Ebara Corp.§	47,902
2,100	EDION Corp.§	28,689
1,400	Eisai Co. Ltd.§	43,508
1,200	Elecom Co. Ltd.§	12,163
1,800	Electric Power Development Co. Ltd.§	49,527
16,000	ENEOS Holdings, Inc.§	142,782
1,000	Exedy Corp.§	35,276
4,100	EXEO Group, Inc.§	70,028
1,900	Ezaki Glico Co. Ltd.§	70,619
1,300	FANUC Corp.§	45,278
900	Fast Retailing Co. Ltd.§	358,211
1,000	Ferrotec Corp.§	40,963
1,200	Food & Life Cos. Ltd.§	71,020
1,400	FP Corp.§	20,907
900	Fuji Co. Ltd.§	11,867
900	Fuji Corp.§	27,455
1,400	Fuji Electric Co. Ltd.§	98,037
700	Fuji Oil Co. Ltd.§	16,063
1,900	Fuji Seal International, Inc.§	31,222
2,800	FUJIFILM Holdings Corp.§	53,216
7,200	Fujikura Ltd.§	195,905
900	Fujimi, Inc.§	15,813
8,900	Fujitsu Ltd.§	180,871
400	Fukuda Denshi Co. Ltd.§	24,681
1,200	Fukuoka Financial Group, Inc.§	45,560
600	Fukuyama Transporting Co. Ltd.§	20,309
700	Furukawa Electric Co. Ltd.§	133,753
600	Furuno Electric Co. Ltd.§	23,740
2,700	Fuso Chemical Co. Ltd.§	48,423
2,400	Glory Ltd.§	61,094
300	GMO Payment Gateway, Inc.§	15,800
1,200	Goldwin, Inc.§	16,860
3,400	GS Yuasa Corp.§	116,868
2,900	Gunma Bank Ltd.§	38,449
1,100	H.U. Group Holdings, Inc.§	22,379
4,000	H2O Retailing Corp.§	60,526
2,800	Hachijuni Nagano Bank Ltd.§	35,168
7,300	Hakuhodo DY Holdings, Inc.§	47,591
1,800	Hamamatsu Photonics KK§	20,773
1,900	Hankyu Hanshin Holdings, Inc.§	54,926
7,500	Hanwa Co. Ltd.§	74,974
1,000	Happinet Corp.§	17,138
3,500	Haseko Corp.§	65,042
6,300	Hazama Ando Corp.§	78,607
700	Heiwado Co. Ltd.§	13,129
12,900	Hino Motors Ltd.§, *	30,956
8,400	Hirogin Holdings, Inc.§	92,887
200	Hirose Electric Co. Ltd.§	26,115

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
1,000	HIS Co. Ltd.§	$6,636
900	Hitachi Construction Machinery Co. Ltd.§	30,793
18,400	Hitachi Ltd.§	537,751
6,200	Hokkaido Electric Power Co., Inc.§	42,231
3,000	Hokuetsu Corp.§	17,439
2,800	Hokuhoku Financial Group, Inc.§	105,401
2,300	Hokuriku Electric Power Co.§	15,644
13,900	Honda Motor Co. Ltd.§	112,515
300	Horiba Ltd.§	34,997
600	Hoshizaki Corp.§	19,240
2,500	House Foods Group, Inc.§	48,089
2,000	Hoya Corp.§	344,992
4,400	Hulic Co. Ltd.§	51,221
8,400	Hyakugo Bank Ltd.§	81,558
1,400	Ibiden Co. Ltd.§	68,659
3,300	Ichibanya Co. Ltd.§	19,135
8,800	Ichigo, Inc.§	26,103
4,400	Idemitsu Kosan Co. Ltd.§	42,775
3,500	IHI Corp.§	71,532
1,100	Iida Group Holdings Co. Ltd.§	16,727
3,800	Inaba Denki Sangyo Co. Ltd.§	63,108
1,500	Inabata & Co. Ltd.§	37,791
7,512	INFRONEER Holdings, Inc.§	104,574
8,400	Inpex Corp.§	246,471
2,800	Internet Initiative Japan, Inc.§	43,527
1,500	Isetan Mitsukoshi Holdings Ltd.§	27,412
6,000	Isuzu Motors Ltd.§	86,187
1,900	Ito En Ltd.§	35,683
14,500	ITOCHU Corp.§	184,301
2,700	Itochu Enex Co. Ltd.§	33,995
680	Itoham Yonekyu Holdings, Inc.§	24,688
7,200	Iwatani Corp.§	92,102
1,900	Iyogin Holdings, Inc.§	34,758
5,700	Izumi Co. Ltd.§	37,555
3,500	J. Front Retailing Co. Ltd.§	53,867
1,200	JAC Recruitment Co. Ltd.§	6,449
1,400	Japan Airlines Co. Ltd.§	22,778
1,900	Japan Airport Terminal Co. Ltd.§	62,258
1,800	Japan Aviation Electronics Industry Ltd.§	26,033
4,400	Japan Elevator Service Holdings Co. Ltd.§	45,697
7,200	Japan Exchange Group, Inc.§	83,598
1,200	Japan Material Co. Ltd.§	12,415
5,400	Japan Post Holdings Co. Ltd.§	61,952
3,000	Japan Post Insurance Co. Ltd.§	30,308
3,000	Japan Securities Finance Co. Ltd.§	39,546
400	Japan Steel Works Ltd.§	21,780
1,600	Japan Tobacco, Inc.§	61,393
1,600	Jeol Ltd.§	59,396
2,500	JFE Holdings, Inc.§	29,121
2,000	JTEKT Corp.§	21,334
6,500	Juroku Financial Group, Inc.§	74,337
1,000	Justsystems Corp.§	22,268
7,700	JVCKenwood Corp.§	53,790
5,000	K's Holdings Corp.§	52,976

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
1,500	Kaga Electronics Co. Ltd.§	$35,850
2,900	Kagome Co. Ltd.§	51,475
700	Kajima Corp.§	26,592
2,900	Kakaku.com, Inc.§	38,020
400	Kamigumi Co. Ltd.§	13,842
5,300	Kanadevia Corp.§	34,354
500	Kanamoto Co. Ltd.§	13,867
800	Kandenko Co. Ltd.§	30,447
2,000	Kaneka Corp.§	61,024
8,200	Kanematsu Corp.§	116,529
4,100	Kansai Electric Power Co., Inc.§	67,533
4,700	Kansai Paint Co. Ltd.§	70,359
1,500	Kao Corp.§	58,613
1,800	Katitas Co. Ltd.§	36,159
800	Kato Sangyo Co. Ltd.§	33,953
4,500	Kawasaki Heavy Industries Ltd.§	85,383
28,400	KDDI Corp.§	486,347
3,400	Keihan Holdings Co. Ltd.§	69,459
2,300	Keikyu Corp.§	22,206
3,500	Keio Corp.§	17,104
1,800	Keisei Electric Railway Co. Ltd.§	13,426
900	Kewpie Corp.§	22,993
400	Keyence Corp.§	141,662
3,300	Kikkoman Corp.§	30,082
1,500	Kintetsu Group Holdings Co. Ltd.§	30,573
5,200	Kirin Holdings Co. Ltd.§	82,734
1,700	Kitz Corp.§	19,641
1,700	Kiyo Bank Ltd.§	41,844
1,300	Kobe Bussan Co. Ltd.§	28,256
4,600	Kobe Steel Ltd.§	55,533
1,800	Koito Manufacturing Co. Ltd.§	27,965
1,100	Kokusai Electric Corp.§	36,449
7,700	Kokuyo Co. Ltd.§	41,989
6,500	Komatsu Ltd.§	255,157
900	Komeri Co. Ltd.§	19,965
500	Konami Group Corp.§	62,210
21,400	Konica Minolta, Inc.§	71,684
1,200	Konoike Transport Co. Ltd.§	22,127
500	Kose Holdings Corp.§	18,649
3,800	Kotobuki Spirits Co. Ltd.§	44,049
600	Kraftia Corp.§	36,372
4,400	Kubota Corp.§	69,428
3,600	Kumagai Gumi Co. Ltd.§	35,366
500	Kura Sushi, Inc.§	11,457
11,000	Kuraray Co. Ltd.§	115,823
1,200	Kureha Corp.§	30,209
800	Kurita Water Industries Ltd.§	38,065
1,700	Kusuri No. Aoki Holdings Co. Ltd.§	41,581
1,300	KYB Corp.§	34,277
2,500	Kyoritsu Maintenance Co. Ltd.§	38,540
1,300	Kyoto Financial Group, Inc.§	33,904
1,800	Kyowa Kirin Co. Ltd.§	29,734
3,100	Kyushu Electric Power Co., Inc.§	35,691
7,000	Kyushu Financial Group, Inc.§	50,923

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
1,200	Kyushu Railway Co.§	$28,487
600	Lasertec Corp.§	132,294
5,600	Leopalace21 Corp.§	22,781
2,100	Life Corp.§	33,945
1,800	Lintec Corp.§	51,785
7,500	Lion Corp.§	78,291
7,900	Lixil Corp.§	81,575
16,800	LY Corp.§	40,717
2,200	M3, Inc.§	22,460
6,200	Mabuchi Motor Co. Ltd.§	62,230
1,800	Macnica Holdings, Inc.§	27,062
600	Makino Milling Machine Co. Ltd.§, *	43,448
900	Makita Corp.§	29,231
2,200	Marubeni Corp.§	80,897
4,300	Marui Group Co. Ltd.§	83,226
100	Maruwa Co. Ltd.§	35,013
400	Maruzen Showa Unyu Co. Ltd.§	21,036
4,100	Matsui Securities Co. Ltd.§	24,617
1,820	MatsukiyoCocokara & Co.§	29,084
4,000	Max Co. Ltd.§	41,151
5,700	Mazda Motor Corp.§	38,480
500	McDonald's Holdings Co. Japan Ltd.§	26,105
2,300	MCJ Co. Ltd.§	33,493
5,400	Mebuki Financial Group, Inc.§	41,594
1,600	Medipal Holdings Corp.§	29,861
1,800	Megmilk Snow Brand Co. Ltd.§	36,860
1,700	Meidensha Corp.§	83,259
2,100	MEIJI Holdings Co. Ltd.§	51,243
300	Meiko Electronics Co. Ltd.§	47,880
2,600	MEITEC Group Holdings, Inc.§	54,068
1,200	Mercari, Inc.§, *	28,247
1,000	Micronics Japan Co. Ltd.§	61,594
3,500	Minebea Mitsumi, Inc.§	57,413
3,400	Mirait One Corp.§	78,026
2,100	MISUMI Group, Inc.§	35,637
15,500	Mitsubishi Chemical Group Corp.§	89,761
4,600	Mitsubishi Corp.§	157,970
3,900	Mitsubishi Electric Corp.§	127,364
2,000	Mitsubishi Estate Co. Ltd.§	55,343
1,500	Mitsubishi Gas Chemical Co., Inc.§	35,035
7,100	Mitsubishi Heavy Industries Ltd.§	193,683
4,100	Mitsubishi Logistics Corp.§	34,522
2,500	Mitsubishi Materials Corp.§	78,137
8,100	Mitsubishi Motors Corp.§	15,851
30,500	Mitsubishi UFJ Financial Group, Inc.§	515,318
3,400	Mitsui Chemicals, Inc.§	40,527
800	Mitsui E&S Co. Ltd.§	29,072
6,700	Mitsui Fudosan Co. Ltd.§	70,917
900	Mitsui Kinzoku Co. Ltd.§	168,763
1,500	Mitsui-Soko Holdings Co. Ltd.§	38,207
2,500	Miura Co. Ltd.§	50,190
5,590	Mizuho Financial Group, Inc.§	223,124
700	Mizuno Corp.§	15,211
300	Modec, Inc.§	28,658

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
2,900	MonotaRO Co. Ltd.§	$31,176
2,600	Morinaga & Co. Ltd.§	44,438
3,100	Morinaga Milk Industry Co. Ltd.§	93,450
8,000	MS&AD Insurance Group Holdings, Inc.§	209,356
500	MTG Co. Ltd.§	19,443
5,900	Murata Manufacturing Co. Ltd.§	132,282
1,500	Musashi Seimitsu Industry Co. Ltd.§	25,522
1,800	Musashino Bank Ltd.§	24,112
10,800	Nagase & Co. Ltd.§	80,054
4,900	Nagoya Railroad Co. Ltd.§	53,514
2,500	Nakanishi, Inc.§	43,026
1,800	Namura Shipbuilding Co. Ltd.§	49,705
2,700	Nankai Electric Railway Co. Ltd.§	52,346
4,300	NEC Corp.§	107,129
1,300	Nexon Co. Ltd.§	24,502
2,800	NGK Insulators Ltd.§	72,602
1,000	NH Foods Ltd.§	44,259
2,100	NHK Spring Co. Ltd.§	33,302
3,300	Nichias Corp.§	61,161
6,000	Nichirei Corp.§	74,920
4,300	NIDEC Corp.§	54,117
1,900	Nifco, Inc.§	53,750
4,500	Nihon Kohden Corp.§	41,852
10,300	Nihon M&A Center Holdings, Inc.§	41,551
1,200	Nikkon Holdings Co. Ltd.§	32,476
2,700	Nikon Corp.§	32,683
400	Nintendo Co. Ltd.§	22,824
1,900	Nippn Corp.§	32,588
1,600	Nippon Electric Glass Co. Ltd.§	61,764
2,600	Nippon Express Holdings, Inc.§	58,705
3,500	Nippon Gas Co. Ltd.§	65,074
5,700	Nippon Kayaku Co. Ltd.§	63,902
1,100	Nippon Light Metal Holdings Co. Ltd.§	19,685
6,200	Nippon Paint Holdings Co. Ltd.§	38,698
1,300	Nippon Sanso Holdings Corp.§	46,414
2,600	Nippon Shinyaku Co. Ltd.§	84,795
4,500	Nippon Shokubai Co. Ltd.§	65,051
1,800	Nippon Soda Co. Ltd.§	40,022
16,700	Nippon Steel Corp.§	61,351
7,400	Nipro Corp.§	72,888
2,800	Nishi-Nippon Financial Holdings, Inc.§	66,927
2,400	Nishi-Nippon Railroad Co. Ltd.§	46,041
1,000	Nishimatsu Construction Co. Ltd.§	36,510
800	Nishimatsuya Chain Co. Ltd.§	10,617
1,800	Nissan Chemical Corp.§	69,065
12,700	Nissan Motor Co. Ltd.§, *	26,958
2,400	Nisshin Oillio Group Ltd.§	28,987
1,400	Nisshin Seifun Group, Inc.§	18,566
5,000	Nisshinbo Holdings, Inc.§	46,350
1,800	Nissin Foods Holdings Co. Ltd.§	34,243
12,900	Nissui Corp.§	110,078
1,600	Niterra Co. Ltd.§	74,670
2,000	Nitori Holdings Co. Ltd.§	31,765
200	Nitto Boseki Co. Ltd.§	24,768

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
4,100	Nitto Denko Corp.§	$82,029
700	Nitto Kogyo Corp.§	18,977
300	Noevir Holdings Co. Ltd.§	8,568
2,100	NOF Corp.§	41,513
11,100	Nojima Corp.§	76,411
16,900	Nomura Holdings, Inc.§	133,672
7,500	Nomura Real Estate Holdings, Inc.§	48,265
2,200	Nomura Research Institute Ltd.§	60,957
10,000	North Pacific Bank Ltd.§	61,020
500	NS United Kaiun Kaisha Ltd.§	23,314
2,000	NSD Co. Ltd.§	34,722
9,700	NSK Ltd.§	68,348
15,600	NTN Corp.§	32,168
104,100	NTT, Inc.§	103,353
3,100	Obayashi Corp.§	74,654
1,000	Obic Co. Ltd.§	24,369
2,100	Odakyu Electric Railway Co. Ltd.§	21,860
600	Ogaki Kyoritsu Bank Ltd.§	23,653
900	Ohsho Food Service Corp.§	17,577
7,400	Oji Holdings Corp.§	39,851
2,700	Okamura Corp.§	42,453
4,600	Okasan Securities Group, Inc.§	24,274
1,900	Oki Electric Industry Co. Ltd.§	32,143
1,300	Okinawa Cellular Telephone Co.§	28,369
1,600	OKUMA Corp.§	36,344
1,400	Okumura Corp.§	56,647
7,900	Olympus Corp.§	75,211
1,200	Omron Corp.§	34,569
1,800	Ono Pharmaceutical Co. Ltd.§	28,763
500	Open House Group Co. Ltd.§	32,018
300	Oracle Corp.§	16,431
400	Organo Corp.§	36,012
3,300	Oriental Land Co. Ltd.§	56,179
2,100	Osaka Gas Co. Ltd.§	85,159
2,900	OSG Corp.§	47,110
1,400	Otsuka Corp.§	26,848
2,100	Otsuka Holdings Co. Ltd.§	148,232
1,600	PAL GROUP Holdings Co. Ltd.§	14,716
1,200	PALTAC Corp.§	36,555
12,500	Pan Pacific International Holdings Corp.§	76,678
16,800	Panasonic Holdings Corp.§	278,950
4,400	Park24 Co. Ltd.§	52,876
4,700	Penta-Ocean Construction Co. Ltd.§	49,970
40,300	Persol Holdings Co. Ltd.§	58,969
4,400	Pigeon Corp.§	45,499
1,200	Pilot Corp.§	35,755
700	Raito Kogyo Co. Ltd.§	17,086
2,600	Rakus Co. Ltd.§	12,328
900	Rakuten Bank Ltd.§, *	32,602
8,900	Rakuten Group, Inc.§, *	41,511
6,400	Recruit Holdings Co. Ltd.§	276,870
2,100	Relo Group, Inc.§	25,143
6,900	Renesas Electronics Corp.§	97,984
8,900	Rengo Co. Ltd.§	72,119

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
6,000	Resona Holdings, Inc.§	$66,762
1,600	Resonac Holdings Corp.§	104,540
5,200	Resorttrust, Inc.§	57,185
6,400	Ricoh Co. Ltd.§	54,108
2,600	Rinnai Corp.§	60,519
5,100	Rohto Pharmaceutical Co. Ltd.§	77,747
1,200	Rorze Corp.§	20,497
5,900	Round One Corp.§	30,663
2,000	Royal Holdings Co. Ltd.§	18,453
3,000	Ryohin Keikaku Co. Ltd.§	63,800
1,164	Ryoyo Ryosan Holdings, Inc.§	22,447
1,100	Saizeriya Co. Ltd.§	44,545
1,100	Sakata Seed Corp.§	30,111
600	San-A Co. Ltd.§	11,569
5,700	San-In Godo Bank Ltd.§	63,351
1,800	Sangetsu Corp.§	35,215
600	Sanken Electric Co. Ltd.*, §	27,623
900	Sanki Engineering Co. Ltd.§	39,003
4,000	Sankyo Co. Ltd.§	49,290
1,300	Sankyu, Inc.§	72,350
6,500	Sanrio Co. Ltd.§	40,110
2,000	Sansan, Inc.§, *	14,832
6,900	Santen Pharmaceutical Co. Ltd.§	78,361
1,600	Sanwa Holdings Corp.§	36,417
3,000	Sapporo Holdings Ltd.§	32,478
4,800	Sawai Group Holdings Co. Ltd.§	67,660
3,400	SBI Holdings, Inc.§	63,333
1,200	SCREEN Holdings Co. Ltd.§	70,703
2,200	Secom Co. Ltd.§	84,474
300	Sega Sammy Holdings, Inc.§	4,621
1,900	Seibu Holdings, Inc.§	53,056
2,400	Seiko Epson Corp.§	29,646
1,800	Seiko Group Corp.§	64,199
2,700	Seino Holdings Co. Ltd.§	41,558
1,700	Seiren Co. Ltd.§	33,401
2,700	Sekisui Chemical Co. Ltd.§	45,015
3,200	Sekisui House Ltd.§	71,437
4,800	Senko Group Holdings Co. Ltd.§	55,341
1,700	Seria Co. Ltd.§	40,664
23,200	Seven & i Holdings Co. Ltd.§	312,258
22,100	Seven Bank Ltd.§	37,628
3,200	SG Holdings Co. Ltd.§	30,005
10,200	Sharp Corp.*, §	37,585
500	Shibaura Mechatronics Corp.§	13,109
5,100	SHIFT, Inc.*, §	20,762
6,500	Shiga Bank Ltd.§	78,031
4,500	Shikoku Electric Power Co., Inc.§	50,056
1,700	Shimadzu Corp.§	40,329
200	Shimano, Inc.§	20,958
1,800	Shimizu Corp.§	32,449
900	Shin Nippon Air Technologies Co. Ltd.§	18,946
7,500	Shin-Etsu Chemical Co. Ltd.§	305,157
1,400	Shinmaywa Industries Ltd.§	20,840
1,700	Shionogi & Co. Ltd.§	37,823

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
3,700	Ship Healthcare Holdings, Inc.§	$56,573
1,200	Shiseido Co. Ltd.§	24,612
2,500	Shizuoka Financial Group, Inc.§	41,301
5,200	SHO-BOND Holdings Co. Ltd.§	46,367
5,600	Simplex Holdings, Inc.§	28,709
400	Sinfonia Technology Co. Ltd.§	27,471
1,900	SKY Perfect JSAT Holdings, Inc.§	35,772
2,300	Skylark Holdings Co. Ltd.§	49,702
100	SMC Corp.§	39,114
4,600	Socionext, Inc.§	55,899
151,000	SoftBank Corp.§	201,516
1,160	Sojitz Corp.§	45,816
4,500	Sompo Holdings, Inc.§	175,830
34,900	Sony Financial Group, Inc.§	31,793
52,700	Sony Group Corp.§	1,087,008
3,000	Sotetsu Holdings, Inc.§	55,570
300	Square Enix Holdings Co. Ltd.§	4,768
1,500	Starts Corp., Inc.§	45,322
6,400	Subaru Corp.§	102,242
1,200	Sugi Holdings Co. Ltd.§	26,437
10,400	SUMCO Corp.§	113,454
1,000	Sumitomo Bakelite Co. Ltd.§	31,043
10,600	Sumitomo Chemical Co. Ltd.§	34,208
2,400	Sumitomo Corp.§	89,326
5,000	Sumitomo Electric Industries Ltd.§	279,976
4,800	Sumitomo Forestry Co. Ltd.§	43,507
2,200	Sumitomo Heavy Industries Ltd.§	67,185
16,800	Sumitomo Mitsui Financial Group, Inc.§	553,789
3,000	Sumitomo Mitsui Trust Group, Inc.§	95,469
3,200	Sumitomo Realty & Development Co. Ltd.§	89,967
2,800	Sumitomo Rubber Industries Ltd.§	36,198
1,500	Sundrug Co. Ltd.§	37,062
800	Suntory Beverage & Food Ltd.§	22,622
4,100	Suruga Bank Ltd.§	53,034
1,600	Suzuken Co. Ltd.§	60,316
11,200	Suzuki Motor Corp.§	134,187
1,200	SWCC Corp.§	96,091
3,900	Sysmex Corp.§	34,000
6,800	Systena Corp.§	17,942
2,400	T&D Holdings, Inc.§	60,999
3,900	Taiheiyo Cement Corp.§	87,208
800	Taikisha Ltd.§	16,909
600	Taisei Corp.§	62,660
3,400	Taiyo Holdings Co. Ltd.§	108,782
3,900	Taiyo Yuden Co. Ltd.§	95,163
4,000	Takara Holdings, Inc.§	39,122
600	Takasago Thermal Engineering Co. Ltd.§	16,575
3,400	Takashimaya Co. Ltd.§	40,676
11,800	Takeda Pharmaceutical Co. Ltd.§	435,312
1,500	Takeuchi Manufacturing Co. Ltd.§	59,730
4,000	Tamron Co. Ltd.§	25,445
13,000	TDK Corp.§	168,552
5,900	Teijin Ltd.§	61,595
5,200	Terumo Corp.§	69,626

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
800	THK Co. Ltd.§	$23,861
1,200	TIS, Inc.§	25,894
700	TKC Corp.§	16,397
1,200	Toa Corp.§	23,747
3,100	Toagosei Co. Ltd.§	33,729
1,500	Tobu Railway Co. Ltd.§	27,092
6,600	Toda Corp.§	61,619
1,300	Toei Animation Co. Ltd.§	21,334
1,900	Toenec Corp.§	24,336
2,000	Toho Co. Ltd.§	21,098
6,000	Toho Gas Co. Ltd.§	48,385
1,200	Toho Holdings Co. Ltd.§	36,254
3,300	Tohoku Electric Power Co., Inc.§	24,566
9,700	Tokai Carbon Co. Ltd.§	60,320
1,600	TOKAI Holdings Corp.§	11,781
3,000	Tokai Rika Co. Ltd.§	56,898
13,700	Tokio Marine Holdings, Inc.§	639,760
3,100	Tokuyama Corp.§	74,527
6,100	Tokyo Electric Power Co. Holdings, Inc.§, *	24,854
2,700	Tokyo Electron Ltd.§	660,291
1,400	Tokyo Gas Co. Ltd.§	66,104
1,400	Tokyo Kiraboshi Financial Group, Inc.§	99,538
700	Tokyo Ohka Kogyo Co. Ltd.§	34,134
800	Tokyo Seimitsu Co. Ltd.§	70,084
2,000	Tokyo Steel Manufacturing Co. Ltd.§	20,590
1,500	Tokyo Tatemono Co. Ltd.§	34,434
3,000	Tokyu Corp.§	35,435
9,700	Tokyu Fudosan Holdings Corp.§	82,421
2,700	Tomy Co. Ltd.§	44,656
5,800	Toray Industries, Inc.§	40,893
500	Toridoll Holdings Corp.§	13,722
700	Toshiba TEC Corp.§	12,022
3,600	Tosoh Corp.§	53,283
700	Totech Corp.§	16,381
400	Totetsu Kogyo Co. Ltd.§	13,697
1,000	TOTO Ltd.§	32,891
700	Towa Pharmaceutical Co. Ltd.§	17,878
1,000	Toyo Seikan Group Holdings Ltd.§	22,806
500	Toyo Suisan Kaisha Ltd.§	34,908
1,700	Toyo Tire Corp.§	39,161
3,700	Toyoda Gosei Co. Ltd.§	96,315
3,500	Toyota Boshoku Corp.§	54,443
37,600	Toyota Motor Corp.§	779,422
5,000	Toyota Tsusho Corp.§	195,655
500	Transcosmos, Inc.§	12,308
900	Trend Micro, Inc.§	30,055
3,900	Tsubakimoto Chain Co.§	57,682
900	Tsugami Corp.§	18,794
2,000	Tsumura & Co.§	47,504
2,925	Tsuruha Holdings, Inc.§	46,172
2,400	U-Next Holdings Co. Ltd.§	25,081
6,800	UACJ Corp.§	101,126
4,000	UBE Corp.§	62,806
6,000	Umios Corp.§	55,459

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Japan (Continued)
5,800	Unicharm Corp.§	$33,775
2,300	Ushio, Inc.§	42,151
3,800	USS Co. Ltd.§	39,786
1,000	Valor Holdings Co. Ltd.§	23,189
400	Visional, Inc.§, *	17,886
1,600	Wacoal Holdings Corp.§	40,202
2,400	West Japan Railway Co.§	47,669
400	Workman Co. Ltd.§	15,984
1,100	Yakult Honsha Co. Ltd.§	18,440
16,700	Yamada Holdings Co. Ltd.§	55,649
2,200	Yamaguchi Financial Group, Inc.§	34,002
5,400	Yamaha Corp.§	38,067
8,400	Yamaha Motor Co. Ltd.§	59,874
2,000	Yamato Holdings Co. Ltd.§	22,086
1,500	Yamazaki Baking Co. Ltd.§	33,590
1,600	Yamazen Corp.§	14,524
1,200	Yaskawa Electric Corp.§	31,769
1,300	Yokogawa Electric Corp.§	40,269
5,000	Yokohama Financial Group, Inc.§	44,452
1,600	Yokohama Rubber Co. Ltd.§	61,073
1,100	Yonex Co. Ltd.§	20,668
1,700	Yoshinoya Holdings Co. Ltd.§	35,376
1,300	Yurtec Corp.§	21,371
500	Zensho Holdings Co. Ltd.§	29,003
6,200	Zeon Corp.§	69,715
3,000	ZOZO, Inc.§	20,982
		38,110,931
	Netherlands—2.5%
660	Aalberts NV§	22,951
2,626	ABN AMRO Bank NV, CVA§	83,993
52	Adyen NV§, *, #	52,034
8,208	Aegon Ltd.§	59,844
13,906	Aegon Ltd., Registered	100,958
4,532	Akzo Nobel NV§	260,070
13,946	Allfunds Group PLC§	139,553
600	Arcadis NV§	19,314
2,262	ArcelorMittal SA§	117,854
261	ASM International NV§	198,811
1,963	ASML Holding NV§	2,598,300
118	ASML Holding NV, Registered	155,858
2,450	ASR Nederland NV§	168,785
460	BE Semiconductor Industries NV§	97,054
1,188	Coca-Cola Europacific Partners PLC§	109,047
2,931	CTP NV§, #	49,326
98	HAL Trust§	19,804
1,514	Heineken NV§	116,507
1,715	IMCD NV§	178,993
12,917	ING Groep NV§	337,512
3,641	InPost SA*, §	63,919
5,942	Koninklijke Ahold Delhaize NV§	277,395
50,841	Koninklijke KPN NV§	282,774
3,061	Koninklijke Philips NV§	83,840
1,815	Koninklijke Philips NV, Registered	49,731

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Netherlands (Continued)
2,715	Koninklijke Vopak NV§	$146,496
2,600	Magnum Ice Cream Co. NV*, §	38,374
9,583	Magnum Ice Cream Co. NV*	143,266
3,146	NN Group NV§	246,084
3,308	Randstad NV§	86,908
4,508	SBM Offshore NV§	179,290
5,242	Universal Music Group NV§	101,643
1,559	Wolters Kluwer NV§	116,629
		6,702,917
	New Zealand—0.2%
2,003	a2 Milk Co. Ltd.§	13,301
103,494	Air New Zealand Ltd.§	25,956
7,420	Auckland International Airport Ltd.§	34,035
7,155	Chorus Ltd.§	38,588
4,135	Contact Energy Ltd.§	22,072
1,340	EBOS Group Ltd.§	17,260
1,534	Fisher & Paykel Healthcare Corp. Ltd.§	33,228
14,716	Fletcher Building Ltd.§, *	25,076
5,325	Freightways Group Ltd.§	36,795
29,800	Genesis Energy Ltd.§	37,463
2,231	Infratil Ltd.§	15,021
647	Mainfreight Ltd.§	21,570
6,099	Mercury NZ Ltd.§	21,950
6,399	Meridian Energy Ltd.§	20,453
1,991	Port of Tauranga Ltd.§	8,903
17,407	Ryman Healthcare Ltd.§, *	21,258
18,846	Spark New Zealand Ltd.§	22,472
7,042	Summerset Group Holdings Ltd.§	35,990
		451,391
	Norway—0.7%
1,014	AF Gruppen ASA§	17,837
204	Aker ASA, Class A§	22,532
3,166	Aker BP ASA§	116,233
11,626	Aker Solutions ASA§	55,329
1,456	Atea ASA§	21,301
2,148	Austevoll Seafood ASA§	22,998
28	Bakkafrost P/F§	1,311
687	Bluenord ASA§	39,440
480	Bonheur ASA§	11,899
1,580	Borregaard ASA§	28,639
2,868	BW Energy Ltd.§, *	18,374
1,420	BW LPG Ltd.§, #	24,720
2,006	BW Offshore Ltd.§	10,732
540	Cadeler AS, ADR*	12,706
2,662	DNB Bank ASA§	83,021
12,792	DNO ASA§	28,668
1,188	DOF Group ASA§	16,957
6,672	Elkem ASA§, #	19,770
5,641	Elopak ASA§	21,191
745	Entra ASA§, #	8,071
6,961	Equinor ASA§	294,632
4,440	Europris ASA§, #	41,947

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Norway (Continued)
357	FLEX LNG Ltd.*	$10,606
672	Frontline PLC§	23,772
170	Gjensidige Forsikring ASA§	4,438
3,883	Hafnia Ltd.§	29,528
2,783	Hoegh Autoliners ASA§	40,096
1,830	Kitron ASA§	17,831
1,263	Kongsberg Gruppen ASA§	54,079
1,019	Mowi ASA§	23,146
8,798	MPC Container Ships ASA§	20,787
1,107	Norbit ASA§	21,875
864	Nordic Semiconductor ASA§, *	13,836
6,429	Norsk Hydro ASA§	68,169
23,135	Norwegian Air Shuttle ASA§	34,086
2,969	Odfjell Drilling Ltd.§	31,032
1,567	Odfjell SE, Class A§	19,166
264	Orkla ASA§	3,320
468	Protector Forsikring ASA§	22,685
4,491	Scatec ASA§, *, #	60,739
638	Sparebank 1 Oestlandet§	13,105
813	SpareBank 1 Sor-Norge ASA§	17,697
705	Stolt-Nielsen Ltd.§	24,374
4,328	Storebrand ASA§	78,229
2,103	Subsea 7 SA§	65,431
2,020	Telenor ASA§	35,577
4,962	TGS ASA§	66,684
373	TOMRA Systems ASA§	4,461
5,444	Var Energi ASA§	27,915
2,043	Veidekke ASA§	40,019
160	Vend Marketplaces ASA, Class B§	3,982
2,083	Wallenius Wilhelmsen ASA§	26,272
642	Yara International ASA§	37,371
		1,858,616
	Portugal—0.1%
60,886	Banco Comercial Portugues SA, Class R§	59,688
1,880	EDP Renovaveis SA§	30,082
14,431	EDP SA§	76,403
5,363	Galp Energia SGPS SA§	130,383
1,457	Jeronimo Martins SGPS SA§	34,952
31,852	Sonae SGPS SA§	70,716
		402,224
	Singapore—0.8%
8,000	City Developments Ltd.§	51,548
10,374	DBS Group Holdings Ltd.§	460,951
15,900	DFI Retail Group Holdings Ltd.§	66,904
131,800	Genting Singapore Ltd.§	69,197
118,900	Golden Agri-Resources Ltd.§	28,323
7,200	Hongkong Land Holdings Ltd.§	56,315
4,600	Keppel Ltd.§	42,691
17,500	Netlink NBN Trust§	13,171
13,039	Oversea-Chinese Banking Corp. Ltd.§	224,570
28,523	SATS Ltd.§	78,683
58,226	Seatrium Ltd.§	107,954

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Singapore (Continued)
10,100	Sembcorp Industries Ltd.§	$52,452
11,500	Sheng Siong Group Ltd.§	25,303
14,199	Singapore Airlines Ltd.§	73,473
5,400	Singapore Exchange Ltd.§	82,857
9,800	Singapore Technologies Engineering Ltd.§	83,522
19,000	Singapore Telecommunications Ltd.§	73,552
8,600	United Overseas Bank Ltd.§	247,350
7,000	UOL Group Ltd.§	53,320
6,900	Venture Corp. Ltd.§	83,009
15,300	Wilmar International Ltd.§	46,095
23,500	Yangzijiang Shipbuilding Holdings Ltd.§	69,830
		2,091,070
	Spain—1.8%
708	Acciona SA§	186,847
953	ACS Actividades de Construccion y Servicios SA§	117,927
3,445	Aena SME SA§, #	102,576
2,431	Amadeus IT Group SA§	138,191
36,165	Banco Bilbao Vizcaya Argentaria SA§	789,349
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR	198,297
65,963	Banco de Sabadell SA§	237,157
66,404	Banco Santander SA§	751,383
5,213	Bankinter SA§	82,066
23,188	CaixaBank SA§	278,219
1,311	Cellnex Telecom SA§, #	42,565
765	CIE Automotive SA§	24,130
2,161	Corp. ACCIONA Energias Renovables SA§	53,814
5,378	Enagas SA§	106,840
1,898	Endesa SA§	80,040
1,374	Ferrovial SE§	89,335
2,889	Fluidra SA§	66,970
7,914	Grifols SA§	83,120
12,001	Iberdrola SA§	275,492
2,830	Indra Sistemas SA§	155,942
4,522	Industria de Diseno Textil SA§	259,997
115	Laboratorios Farmaceuticos Rovi SA§	10,858
1,890	Logista Integral SA§	71,102
14,645	Mapfre SA§	65,557
1,120	Naturgy Energy Group SA§	33,626
6,510	Redeia Corp. SA§	110,169
5,700	Repsol SA§	160,148
31,911	Telefonica SA§	141,105
42,183	Unicaja Banco SA§, #	125,662
		4,838,484
	Sweden—1.8%
984	AAK AB§	25,382
3,107	AddLife AB, Class B§	46,123
1,249	AddTech AB, Class B§	42,439
3,560	AFRY AB§	48,772
1,239	Alfa Laval AB§	67,605
1,255	Alimak Group AB§, #	14,321
6,385	Alleima AB§	50,870
3,094	Ambea AB#, §	43,635

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Sweden (Continued)
1,172	AQ Group AB§	$23,255
1,404	Asmodee Group AB, Class B§, *	15,956
2,561	Assa Abloy AB, Class B§	91,838
11,716	Atlas Copco AB, Class A§	206,072
6,364	Atlas Copco AB, Class B§	98,880
4,050	Atrium Ljungberg AB, Class B§	12,645
5,187	Attendo AB§, #	55,564
939	Avanza Bank Holding AB§	36,272
294	Axfood AB§	10,028
818	Beijer Alma AB§	20,989
1,530	Beijer Ref AB§	21,027
4,838	Betsson AB, Class B§	51,849
1,554	Bilia AB, Class A§	20,588
4,166	Billerud Aktiebolag§	32,177
1,495	BioGaia AB, Class B§	19,098
1,281	Boliden AB§, *	67,997
852	BoneSupport Holding AB#, *, §	17,758
8,308	Bravida Holding AB#, §	87,562
3,350	Bufab AB§	37,563
680	Castellum AB§	7,900
447	Catena AB§	20,984
1,100	Clas Ohlson AB, Class B§	43,584
5,879	Cloetta AB, Class B§	33,356
1,404	Coffee Stain Group AB, Class B*, §	2,571
11,207	Dometic Group AB#, §	30,546
4,459	Electrolux AB, Class B*, §	28,049
4,995	Electrolux Professional AB, Class B§	27,053
3,613	Elekta AB, Class B§	21,455
1,404	Embracer Group AB*, §	7,174
2,048	Epiroc AB, Class A§	50,282
1,782	Epiroc AB, Class B§	38,323
3,217	Essity AB, Class B§	82,928
641	Evolution AB§, #	39,977
1,567	Fabege AB§	12,648
4,532	Fastighets AB Balder, Class B§, *	26,654
1,600	Getinge AB, Class B§	32,321
4,010	Granges AB§	63,258
2,971	H & M Hennes & Mauritz AB, Class B§	55,390
888	Hemnet Group AB§	9,995
3,499	Hexagon AB, Class B§	34,045
3,325	Hexpol AB§	25,334
557	Holmen AB, Class B§	19,938
298	Hufvudstaden AB, Class A§	3,784
5,315	Husqvarna AB, Class B§	20,918
1,077	Indutrade AB§	24,907
2,474	International Petroleum Corp.§, *	66,494
884	INVISIO AB§	24,359
1,748	Lagercrantz Group AB, Class B§	37,216
977	Lifco AB, Class B§	29,396
2,222	Lindab International AB§	36,080
1,250	Loomis AB§	56,585
1,134	Medicover AB, Class B§	22,666
2,586	Modern Times Group MTG AB, Class B*, §	25,258
208	Munters Group AB§, #	3,703

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Sweden (Continued)
1,084	Mycronic AB§	$25,447
3,890	NCC AB, Class B§	86,359
3,693	New Wave Group AB, Class B§	37,940
5,005	Nibe Industrier AB, Class B§	20,865
7,632	Nolato AB, Class B§	38,806
931	Nordnet AB publ§	30,259
590	NP3 Fastigheter AB§	15,438
2,738	Nyfosa AB§	19,018
1,014	OEM International AB, Class B§	13,947
4,892	Peab AB, Class B§	50,501
5,424	Ratos AB, Class B§	18,745
457	Saab AB, Class B§	29,978
642	Sagax AB, Class B§	11,966
3,797	Sandvik AB§	145,103
5,045	Scandic Hotels Group AB#, §	45,660
1,030	Sectra AB, Class B§	24,771
2,362	Securitas AB, Class B§	39,706
10,286	Sinch AB#, *, §	27,186
4,629	Skandinaviska Enskilda Banken AB, Class A§	85,047
1,674	Skanska AB, Class B§	45,148
426	SKF AB, Class A§	10,275
2,466	SKF AB, Class B§	58,898
1,490	SkiStar AB§	25,914
4,349	SSAB AB, Class A§	34,476
3,835	SSAB AB, Class B§	30,564
43,452	Storskogen Group AB, Class B§	40,658
3,118	Svenska Cellulosa AB SCA, Class B§	36,090
5,186	Svenska Handelsbanken AB, Class A§	67,715
1,660	Sweco AB, Class B§	23,480
4,536	Swedbank AB, Class A§	154,007
914	Swedish Orphan Biovitrum AB§, *	38,213
3,908	Systemair AB§	29,666
4,655	Tele2 AB, Class B§	95,689
1,292	Telefonaktiebolaget LM Ericsson, Class A§	14,543
17,361	Telefonaktiebolaget LM Ericsson, Class B§	196,650
19,797	Telia Co. AB§	101,233
1,057	Thule Group AB§, #	22,995
836	Trelleborg AB, Class B§	31,150
2,608	Vitrolife AB§	26,095
1,910	Volvo AB, Class A§	62,726
14,602	Volvo AB, Class B§	476,388
7,017	Volvo Car AB, Class B*, §	15,550
1,622	Wallenstam AB, Class B§	7,065
2,008	Wihlborgs Fastigheter AB§	18,406
		4,761,732
	Switzerland—5.3%
3,732	ABB Ltd., Registered§	303,534
2,701	Accelleron Industries AG§	243,951
4,541	Adecco Group AG, Registered§	109,897
2,622	Alcon AG§	196,705
511	Allreal Holding AG, Registered§	144,595
3,040	Amrize Ltd.§, *	169,062
4,373	Avolta AG§	262,316

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Switzerland (Continued)
930	Banque Cantonale Vaudoise, Registered§	$150,667
59	Barry Callebaut AG, Registered§	103,447
174	Belimo Holding AG, Registered§	140,639
409	BKW AG§	80,558
214	Bucher Industries AG, Registered§	94,414
549	Cembra Money Bank AG§	68,404
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	142,222
1,969	Cie Financiere Richemont SA, Registered Class A§	350,862
2,131	Clariant AG, Registered§	21,129
1,324	DKSH Holding AG§	97,071
743	DSM-Firmenich AG§	53,066
3,335	EFG International AG§	70,925
73	Emmi AG, Registered§	78,150
44	EMS-Chemie Holding AG, Registered§	34,358
782	Flughafen Zurich AG, Registered§	243,887
398	Galderma Group AG§	77,156
1,759	Galenica AG§, #	200,797
276	Geberit AG, Registered§	186,764
2,324	Georg Fischer AG, Registered§	119,045
30	Givaudan SA, Registered§	101,469
2,116	Helvetia Baloise Holding AG§	546,583
3,040	Holcim AG§	252,268
328	Inficon Holding AG, Registered§	41,226
1,418	Julius Baer Group Ltd.§	104,490
194	Kuehne & Nagel International AG, Registered§	44,321
2,437	Logitech International SA, Registered	222,059
476	Logitech International SA, Registered§	43,492
249	Lonza Group AG, Registered§	159,308
547	Luzerner Kantonalbank AG, Registered§	72,608
219	Medacta Group SA§, #	40,957
15,318	Nestle SA, Registered§	1,519,376
4,061	Novartis AG, ADR	620,318
7,044	Novartis AG, Registered§	1,069,487
130	Partners Group Holding AG§	139,667
990	PSP Swiss Property AG, Registered§	197,045
3,907	Roche Holding AG§	1,542,741
186	Roche Holding AG, Bearer Shares§	77,045
2,134	Sandoz Group AG§	167,388
107	Schindler Holding AG, Registered§	33,654
666	SFS Group AG§	99,249
1,229	SGS SA, Registered§	130,080
1,260	Siegfried Holding AG, Registered§	119,359
11,472	SIG Group AG§	172,143
586	Sika AG, Registered§	97,457
796	Softwareone Holding AG	6,905
297	Sonova Holding AG, Registered§	67,322
90	St. Galler Kantonalbank AG, Registered§	75,463
6	Stadler Rail AG§	153
280	Straumann Holding AG, Registered§	29,210
710	Sulzer AG, Registered§	148,683
1,525	Sunrise Communications AG, Class A§	90,972
777	Swatch Group AG, Bearer Shares§	172,726
1,294	Swatch Group AG, Registered§	57,065
148	Swiss Life Holding AG, Registered§	162,217

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Switzerland (Continued)
2,347	Swiss Prime Site AG, Registered§	$397,642
1,793	Swiss Re AG§	299,415
273	Swisscom AG, Registered§	227,889
311	Swissquote Group Holding SA, Registered§	153,346
1,526	Temenos AG, Registered§	131,661
10,042	UBS Group AG, Registered§	390,574
235	VAT Group AG#, §	144,969
1,108	Vontobel Holding AG, Registered§	96,144
90	Ypsomed Holding AG, Registered†, §	31,192
2	Zuger Kantonalbank, Bearer Shares§	25,666
558	Zurich Insurance Group AG§	397,854
		14,464,479
	United Kingdom—8.0%
2,058	Admiral Group PLC§	86,821
13,056	Airtel Africa PLC§, #	60,231
2,312	Anglo American PLC§	98,225
1,980	Antofagasta PLC§	88,084
1,588	Associated British Foods PLC§	39,745
4,998	AstraZeneca PLC§	976,200
1,314	AstraZeneca PLC, ADR	259,147
10,951	Autotrader Group PLC§, #	68,502
26,130	Aviva PLC§	208,139
7,366	Babcock International Group PLC§	113,463
9,767	BAE Systems PLC§	284,308
13,907	Balfour Beatty PLC§	139,157
46,980	Barclays PLC§	247,559
30,800	Barratt Redrow PLC§	107,736
14,807	Beazley PLC§	248,425
3,399	Bellway PLC§	82,998
2,696	Berkeley Group Holdings PLC§, *	123,581
126,772	BP PLC§	999,291
7,485	British American Tobacco PLC§	436,007
71,970	BT Group PLC§	201,730
1,635	Bunzl PLC§	48,984
8,926	Burberry Group PLC§, *	130,605
6,270	Canal & SA§	16,937
510	Carnival PLC§	12,993
30,738	Centrica PLC§	86,946
1,369	Coca-Cola HBC AG§	77,607
10,000	Compass Group PLC§	277,837
2,293	Computacenter PLC§	91,041
34,171	Convatec Group PLC§, #	98,259
1,507	Cranswick PLC§	104,841
2,119	Croda International PLC§	79,180
2,430	DCC PLC§	149,765
8,347	Diageo PLC§	155,090
465	Diageo PLC, ADR	34,619
575	Diploma PLC§	45,881
18,365	Drax Group PLC§	216,938
4,344	Dunelm Group PLC§	45,411
2,569	easyJet PLC§	11,911
2,946	Endeavour Mining PLC	176,641
4,445	Experian PLC§	154,502

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	United Kingdom (Continued)
3,491	Frasers Group PLC*, §	$29,379
1,373	Fresnillo PLC§	60,823
539	Games Workshop Group PLC§	127,054
36,855	Glencore PLC§, *	280,835
18,456	GSK PLC§	506,153
6,435	GSK PLC, ADR	355,148
19,544	Haleon PLC§	96,741
1,069	Halma PLC§	54,310
18,488	Harbour Energy PLC§	73,135
3,046	Helical PLC§	7,070
5,070	Helios Towers PLC*, §	12,193
4,068	Hikma Pharmaceuticals PLC§	68,186
9,579	Hiscox Ltd.§	193,051
8,363	Hochschild Mining PLC§	67,966
13,082	Howden Joinery Group PLC§	138,972
71,796	HSBC Holdings PLC§	1,174,814
8,114	IG Group Holdings PLC§	153,043
2,874	IMI PLC§	97,982
7,171	Imperial Brands PLC§	291,856
8,605	Inchcape PLC§	85,114
4,742	Informa PLC§	47,274
586	InterContinental Hotels Group PLC§	77,177
10,061	International Consolidated Airlines Group SA§	47,172
16,212	International Workplace Group PLC§	37,992
1,532	Intertek Group PLC§	74,696
12,534	Investec PLC§	96,313
9,592	Ithaca Energy PLC§	32,254
116,703	ITV PLC§	116,258
19,557	J. Sainsbury PLC§	87,823
95,231	JD Sports Fashion PLC§	89,417
1,084	JET2 PLC§	16,094
5,610	Johnson Matthey PLC§	142,674
218	Just Group PLC§	632
24,469	Kingfisher PLC§	92,915
33,532	Legal & General Group PLC§	110,517
1,671	Lion Finance Group PLC§	207,272
284,388	Lloyds Banking Group PLC§	351,491
608	London Stock Exchange Group PLC§	71,857
22,066	Man Group PLC§	74,556
18,102	Marks & Spencer Group PLC§	81,300
5,417	Melrose Industries PLC§	36,489
7,296	Mondi PLC§	82,145
695	Morgan Sindall Group PLC§	38,178
8,192	National Grid PLC§	138,108
1,431	National Grid PLC, ADR	121,063
32,773	NatWest Group PLC§	243,177
749	Next PLC§	126,310
537	NMC Health PLC§, *	—
2,579	Ocado Group PLC*, §	6,206
7,228	OSB Group PLC§	50,072
43,188	Pan African Resources PLC§	81,552
2,772	Pearson PLC§	36,374
10,353	Pennon Group PLC§	72,974
8,502	Persimmon PLC§	121,635

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	United Kingdom (Continued)
2,921	Plus500 Ltd.§	$157,695
8,465	Prudential PLC§	118,047
3,089	Prudential PLC, ADR	87,820
14,053	QinetiQ Group PLC§	84,989
3,973	Reckitt Benckiser Group PLC§	269,618
7,711	RELX PLC§	254,226
310	RELX PLC, ADR	10,277
8,093	Rentokil Initial PLC§	50,319
18,568	Rightmove PLC§	105,767
3,804	Rio Tinto PLC§	353,589
757	Rio Tinto PLC, SP ADR	70,621
35,988	Rolls-Royce Holdings PLC§	549,571
20,899	Rotork PLC§	86,831
12,872	RS Group PLC§	96,118
5,394	Sage Group PLC§	60,244
5,215	Schroders PLC§	39,764
36,018	Serco Group PLC§	136,471
1,639	Severn Trent PLC§	67,299
53,100	Shell PLC§	2,479,601
1,712	Shell PLC, ADR	159,216
2,999	Smith & Nephew PLC§	47,374
1,470	Smiths Group PLC§	44,773
3,811	Softcat PLC§	61,717
568	Spirax Group PLC§	50,835
3,235	SSE PLC§	111,685
7,491	St. James's Place PLC§	117,826
13,981	Standard Chartered PLC§	290,355
2,924	Standard Life PLC§	26,442
4,064	Sunbelt Rentals Holdings, Inc.§	259,520
90,900	Taylor Wimpey PLC§	107,468
1,692	TBC Bank Group PLC§	91,698
37,804	Tesco PLC§	238,367
25,497	TP ICAP Group PLC§	92,209
6,485	Unilever PLC§	365,472
2,329	Unilever PLC, ADR	132,683
4,797	United Utilities Group PLC§	83,863
94,790	Vodafone Group PLC§	143,727
1,491	Weir Group PLC§	55,781
4,680	Whitbread PLC§	142,247
1,347	Wise PLC, Class A§, *	16,167
4,839	WPP PLC§	14,996
3,457	WPP PLC, ADR	53,756
		21,556,173
	United States—0.2%
12,140	Coeur Mining, Inc.*	227,458
2,625	International Paper Co.§	92,962
423	Royal Gold, Inc.	107,649

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	United States (Continued)
1,926	Sunococorp LLC	$118,738
		546,807

	TOTAL COMMON STOCKS (Cost $125,174,918)	176,318,946

	Affiliated Investment Company—33.4%

	United States—33.4%
3,015,021	DFA Emerging Markets Core Equity 2 Portfolio, Class I‡‡ (Cost $64,509,492)	90,149,115

		Expiration Date
	Warrant—0.0%

	Canada—0.0%
122	Constellation Software, Inc. *, §	03/31/2040	—

	TOTAL WARRANTS (Cost $—)		—

	Rights—0.0%

	Italy—0.0%
589,398	Telecom Italia SpA *, §	04/30/2026	—

	TOTAL RIGHTS (Cost $—)		—

	Preferred Stocks—0.3%

	Germany—0.2%
439	Bayerische Motoren Werke AG, 5.52%§		39,442
1,013	Dr. Ing hc F Porsche AG, 5.90%§		45,398
2,620	FUCHS SE, 3.22%§		109,554
1,168	Henkel AG & Co. KGaA, 3.06%§		89,741
917	Porsche Automobil Holding SE, 6.10%§		32,985
126	Sartorius AG, 0.35%§		30,747
872	Sixt SE, 5.01%§		54,668
2,512	Volkswagen AG, 7.28%§		251,556
			654,091
	Italy—0.1%
578	Danieli & C Officine Meccaniche SpA, 0.78%§		28,800
189,816	Telecom Italia SpA, 0.0%§, *		156,783
			185,583

	TOTAL PREFERRED STOCK (Cost $1,176,877)		839,674

	TOTAL INVESTMENTS, AT VALUE—98.9% (Cost $190,861,287)†		267,307,735
	Other Assets in Excess of Liabilities—1.1%		2,891,643
	NET ASSETS—100.0%		$270,199,378

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
SP ADR—Sponsored American Depositary Receipt
†	Denotes all or a portion of security on loan. As of March 31, 2026, the market value of the securities on loan was $12,144.
§	Fair valued security-Represents fair value as measured based on the Portfolio Valuation policies. As of March 31, 2026, the total value of the fair valued securities was $149,784,743 which represents 55.4% of net assets. Of this amount, $149,778,874 represented non-U.S. securities valued by an approved independent pricing vendor, and $5,869 represented securities valued by the Adviser using significant unobservable inputs.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at March 31, 2026, amounts to approximately $3,408,877, and represents 1.3% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $90,149,115, or 33.4% of net assets, were affiliated with the Fund as of March 31, 2026.

Percentages indicated are based on net assets.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Value
	Common Stocks—99.0%

	Aerospace & Defense—0.8%
8,015	General Electric Co.	$2,274,417

	Automobiles—2.2%
16,970	Tesla, Inc.*	6,308,597

	Biotechnology—4.8%
23,172	AbbVie, Inc.	5,039,678
1,233	Alnylam Pharmaceuticals, Inc.*	407,963
6,766	Amgen, Inc.	2,380,617
16,348	Incyte Corp.*	1,538,674
4,587	Regeneron Pharmaceuticals, Inc.	3,544,099
4,418	Sarepta Therapeutics, Inc.*	96,136
1,105	Vertex Pharmaceuticals, Inc.*	493,427
		13,500,594
	Broadline Retail—3.0%
37,720	Amazon.com, Inc.*	7,855,944
7,590	eBay, Inc.	690,842
		8,546,786
	Building Products—0.3%
1,985	Trane Technologies PLC	827,229

	Capital Markets—3.1%
12,273	Ameriprise Financial, Inc.	5,454,121
5,650	Bank of New York Mellon Corp.	670,260
1,338	Goldman Sachs Group, Inc.	1,131,935
8,988	Morgan Stanley	1,479,155
248	MSCI, Inc.	133,674
		8,869,145
	Chemicals—0.6%
26,934	Celanese Corp.	1,771,449

	Commercial Services & Supplies—1.1%
7,847	Copart, Inc.*	260,521
33,515	Veralto Corp.	2,963,396
		3,223,917
	Communications Equipment—0.8%
18,343	Arista Networks, Inc.*	2,252,154

	Consumer Staples Distribution & Retail—2.4%
6,014	Costco Wholesale Corp.	5,992,530
20,776	Maplebear, Inc.*	778,269
		6,770,799
	Diversified Consumer Services—0.2%
4,027	Duolingo, Inc.*	396,941

	Electrical Equipment—3.2%
2,367	Acuity, Inc.	663,281
9,151	GE Vernova, Inc.	7,987,908

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Electrical Equipment (Continued)
2,019	Vertiv Holdings Co., Class A	$505,921
		9,157,110
	Energy Equipment and Services—0.2%
7,025	Weatherford International PLC	664,424

	Financial Services—3.8%
130,413	Fiserv, Inc.*	7,277,046
3,749	Mastercard, Inc., Class A	1,873,225
73,223	StoneCo Ltd., Class A*	1,033,909
517	Visa, Inc., Class A	156,258
49,606	Western Union Co.	433,060
		10,773,498
	Food Products—0.0%
9,218	Flowers Foods, Inc.	75,127

	Ground Transportation—1.0%
37,877	Uber Technologies, Inc.*	2,724,493

	Health Care Equipment and Supplies—0.4%
1,129	Align Technology, Inc.*	193,544
2,002	Intuitive Surgical, Inc.*	922,902
		1,116,446
	Health Care Providers and Services—1.2%
6,467	Cardinal Health, Inc.	1,366,542
6,775	Cencora, Inc.	2,128,298
		3,494,840
	Health Care Technology—0.5%
7,859	Veeva Systems, Inc., Class A*	1,380,512

	Hotels, Restaurants & Leisure—2.7%
4,649	Airbnb, Inc., Class A*	587,076
451	Booking Holdings, Inc.	1,898,854
352	Domino's Pizza, Inc.	126,294
65,390	Viking Holdings Ltd.*	4,804,857
595	Yum! Brands, Inc.	92,511
		7,509,592
	Household Durables—0.5%
12,266	SharkNinja, Inc.*	1,298,969

	Insurance—0.1%
1,618	Arch Capital Group Ltd.*	155,312

	Interactive Media & Services—10.9%
69,454	Alphabet, Inc., Class A	19,972,192
16,401	Meta Platforms, Inc., Class A	9,383,504
26,095	Pinterest, Inc., Class A*	478,583
5,140	Reddit, Inc., Class A*	692,101

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Interactive Media & Services (Continued)
37,585	ZoomInfo Technologies, Inc.*	$224,758
		30,751,138
	IT Services—1.2%
4,888	EPAM Systems, Inc.*	661,835
8,099	Gartner, Inc.*	1,282,396
11,969	GoDaddy, Inc., Class A*	989,477
2,235	MongoDB, Inc.*	547,061
		3,480,769
	Life Sciences Tools and Services—0.4%
8,690	Illumina, Inc.*	1,071,129

	Machinery—0.8%
18,268	Allison Transmission Holdings, Inc.	2,138,452

	Media—0.6%
78,014	Trade Desk, Inc., Class A*	1,770,138

	Passenger Airlines—0.0%
1,815	Southwest Airlines Co.	68,190

	Pharmaceuticals—1.1%
3,447	Eli Lilly & Co.	3,170,447

	Professional Services—0.4%
10,050	Paycom Software, Inc.	1,221,477

	Semiconductors and Semiconductor Equipment—20.2%
44,379	Broadcom, Inc.	13,735,744
476	KLA Corp.	700,867
216,506	NVIDIA Corp.	37,758,647
1,140	QUALCOMM, Inc.	146,809
16,057	Teradyne, Inc.	4,760,258
		57,102,325
	Software—15.7%
16,987	Adobe, Inc.*	4,129,200
3,445	AppLovin Corp., Class A*	1,371,110
23,251	Atlassian Corp., Class A*	1,586,881
1,333	Autodesk, Inc.*	319,120
1,579	Crowdstrike Holdings, Inc., Class A*	616,457
7,085	Fortinet, Inc.*	578,986
210	HubSpot, Inc.*	51,261
6,624	Intuit, Inc.	2,864,085
68,870	Microsoft Corp.	25,493,608
25,968	Palantir Technologies, Inc., Class A*	3,798,599
10,889	Palo Alto Networks, Inc.*	1,745,725
2,484	Salesforce, Inc.	463,688
615	Tyler Technologies, Inc.*	210,564
9,731	Workday, Inc., Class A*	1,264,252

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
	Software (Continued)
701	Zscaler, Inc.*	$98,343
		44,591,879
	Specialty Retail—2.4%
21,763	Five Below, Inc.*	4,972,410
1,394	Murphy USA, Inc.	688,594
699	TJX Cos., Inc.	111,630
2,043	Ulta Beauty, Inc.*	1,067,897
		6,840,531
	Technology Hardware, Storage & Peripherals—11.4%
116,873	Apple, Inc.	29,661,199
5,120	Dell Technologies, Inc., Class C	840,345
12,540	Everpure, Inc., Class A*	740,362
11,500	NetApp, Inc.	1,177,485
		32,419,391
	Textiles, Apparel and Luxury Goods—1.0%
18,893	Lululemon Athletica, Inc.*	2,892,518

	TOTAL COMMON STOCKS (Cost $223,666,878)	280,610,735

	TOTAL INVESTMENTS, AT VALUE—99.0% (Cost $223,666,878)	280,610,735
	Other Assets in Excess of Liabilities—1.0%	2,841,057
	NET ASSETS—100.0%	$283,451,792

Notes to the Schedule of Investments:

*        Non-income producing security

Percentages indicated are based on net assets.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2026

Shares		Value
	Common Stocks—98.4%

	Aerospace & Defense—9.8%
10,534	AAR Corp.*	$1,153,051
11,102	AeroVironment, Inc.*	2,032,221
28,996	ATI, Inc.*	4,217,758
11,811	Carpenter Technology Corp.	4,655,306
3,491	Curtiss-Wright Corp.	2,377,790
30,525	FTAI Aviation Ltd.	7,478,625
21,258	Hexcel Corp.	1,720,410
17,385	Rocket Lab Corp.*	1,116,465
44,437	Voyager Technologies, Inc., Class A*	1,039,381
		25,791,007
	Air Freight and Logistics—0.3%
14,253	GXO Logistics, Inc.*	739,018

	Automobile Components—1.0%
35,078	Gentherm, Inc.*	974,467
13,314	LCI Industries	1,637,356
		2,611,823
	Banks—5.2%
36,648	Citizens Financial Group, Inc.	2,197,780
71,576	Eastern Bankshares, Inc.	1,400,027
91,507	First BanCorp	1,954,589
51,992	Hope Bancorp, Inc.	580,751
17,763	Popular, Inc.	2,383,262
56,294	Seacoast Banking Corp. of Florida	1,705,145
19,315	Triumph Financial, Inc.*	1,152,333
16,286	Wintrust Financial Corp.	2,262,777
		13,636,664
	Biotechnology—6.1%
10,723	Apogee Therapeutics, Inc.*	902,555
24,638	Bridgebio Pharma, Inc.*	1,829,618
18,839	Insmed, Inc.*	3,080,553
9,379	Natera, Inc.*	1,875,706
5,426	Nuvalent, Inc., Class A*	555,894
9,479	Palvella Therapeutics, Inc.*	1,181,557
14,993	Revolution Medicines, Inc.*	1,458,069
39,179	Ultragenyx Pharmaceutical, Inc.*	820,800
3,378	United Therapeutics Corp.*	2,003,087
37,221	UroGen Pharma Ltd.*	669,234
34,673	Vericel Corp.*	1,115,430
23,723	Viridian Therapeutics, Inc.*	464,022
		15,956,525
	Building Products—2.3%
36,146	Builders FirstSource, Inc.*	2,975,900
13,778	Modine Manufacturing Co.*	2,985,831
		5,961,731
	Capital Markets—0.7%
25,579	Carlyle Group, Inc.	1,237,768

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
36,476	Perella Weinberg Partners	$662,404
		1,900,172
	Chemicals—1.1%
7,873	Albemarle Corp.	1,413,439
24,934	Ashland, Inc.	1,386,580
		2,800,019
	Commercial Services & Supplies—0.3%
207,832	ACV Auctions, Inc., Class A*	881,208

	Construction and Engineering—1.6%
34,808	Granite Construction, Inc.	4,172,783

	Construction Materials—2.0%
17,066	Eagle Materials, Inc.	3,233,154
100,983	James Hardie Industries PLC*	1,912,618
		5,145,772
	Consumer Staples Distribution & Retail—0.9%
23,864	BJ's Wholesale Club Holdings, Inc.*	2,348,695

	Diversified Consumer Services—1.4%
45,050	Perdoceo Education Corp.	1,676,311
23,177	Stride, Inc.*	2,043,516
		3,719,827
	Diversified Telecommunication Services—0.4%
59,835	Cogent Communications Holdings, Inc.	1,127,291

	Electrical Equipment—2.3%
3,767	Hubbell, Inc.	1,848,618
14,506	Nextpower, Inc., Class A*	1,748,698
12,720	Regal Rexnord Corp.	2,381,947
		5,979,263
	Electronic Equipment, Instruments & Components—6.9%
16,733	Belden, Inc.	1,921,450
48,392	Cognex Corp.	2,370,724
16,695	Coherent Corp.*	3,976,916
54,415	Flex Ltd.*	3,562,006
15,141	Jabil, Inc.	4,021,904
17,138	Sanmina Corp.*	2,221,770
		18,074,770
	Energy Equipment and Services—2.5%
68,934	Liberty Energy, Inc.	1,985,299
114,333	TETRA Technologies, Inc.*	974,117
38,344	Weatherford International PLC	3,626,576
		6,585,992
	Financial Services—0.3%
23,096	Better Home & Finance Holding Co.*	822,679

	Food Products—1.9%
61,527	Darling Ingredients, Inc.*	3,805,445

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
26,771	Lamb Weston Holdings, Inc.	$1,131,342
		4,936,787
	Ground Transportation—5.5%
263,762	FTAI Infrastructure, Inc.	1,302,984
56,035	Knight-Swift Transportation Holdings, Inc.	3,226,496
142,152	RXO, Inc.*	2,078,262
6,911	Saia, Inc.*	2,427,696
28,202	XPO, Inc.*	5,486,699
		14,522,137
	Health Care Equipment and Supplies—4.8%
9,906	Align Technology, Inc.*	1,698,186
40,649	Cooper Cos., Inc.*	2,906,403
11,596	Insulet Corp.*	2,433,305
10,285	IRhythm Holdings, Inc.*	1,213,836
5,548	STERIS PLC	1,226,829
59,711	Tandem Diabetes Care, Inc.*	1,144,660
19,072	TransMedics Group, Inc.*	1,895,947
		12,519,166
	Health Care Providers and Services—1.9%
86,349	Acadia Healthcare Co., Inc.*	2,019,703
1,689	Chemed Corp.	638,003
28,826	HealthEquity, Inc.*	2,408,989
		5,066,695
	Health Care REITs—0.5%
50,048	Sila Realty Trust, Inc.	1,185,137

	Hotels, Restaurants & Leisure—2.1%
75,781	Caesars Entertainment, Inc.*	2,002,892
57,406	DraftKings, Inc., Class A*	1,241,118
30,444	Planet Fitness, Inc., Class A*	2,264,424
		5,508,434
	Household Durables—1.1%
16,780	Champion Homes, Inc.*	1,247,929
12,627	M/I Homes, Inc.*	1,546,176
		2,794,105
	Industrial REITs—0.6%
44,834	STAG Industrial, Inc.	1,616,714

	Insurance—3.2%
5,366	Everest Group Ltd.	1,753,877
16,963	First American Financial Corp.	1,022,699
13,652	Lemonade, Inc.*	855,708
902	Markel Group, Inc.*	1,726,491
23,174	Selective Insurance Group, Inc.	1,747,088
21,014	W.R. Berkley Corp.	1,392,808
		8,498,671
	IT Services—2.9%
14,786	Akamai Technologies, Inc.*	1,698,172

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
12,153	EPAM Systems, Inc.*	$1,645,516
169,686	Grid Dynamics Holdings, Inc.*	967,210
7,182	MongoDB, Inc.*	1,757,938
19,882	Okta, Inc.*	1,564,913
		7,633,749
	Life Sciences Tools and Services—2.6%
169,238	Avantor, Inc.*	1,326,826
7,226	Charles River Laboratories International, Inc.*	1,246,485
15,997	ICON PLC*	1,770,228
28,329	Revvity, Inc.	2,481,904
		6,825,443
	Machinery—1.1%
13,674	AGCO Corp.	1,584,406
12,850	Mueller Industries, Inc.	1,423,780
		3,008,186
	Marine Transportation—1.2%
23,968	Kirby Corp.*	3,184,868

	Metals and Mining—0.9%
22,541	MP Materials Corp.*	1,087,829
51,011	Ryerson Holding Corp.	1,146,727
		2,234,556
	Oil, Gas and Consumable Fuels—3.1%
9,377	Gulfport Energy Corp.*	1,983,892
190,795	Permian Resources Corp.	4,067,749
44,661	Range Resources Corp.	2,017,784
		8,069,425
	Passenger Airlines—1.9%
62,706	Alaska Air Group, Inc.*	2,306,327
16,262	Allegiant Travel Co.*	1,317,872
87,760	Sun Country Airlines Holdings, Inc.*	1,449,795
		5,073,994
	Pharmaceuticals—1.4%
91,626	Elanco Animal Health, Inc.*	2,192,610
8,235	Jazz Pharmaceuticals PLC*	1,556,827
		3,749,437
	Professional Services—2.9%
60,444	Amentum Holdings, Inc.*	1,576,380
2,497	CACI International, Inc., Class A*	1,358,043
10,550	Equifax, Inc.	1,899,738
37,246	KBR, Inc.	1,372,888

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

March 31, 2026

Shares		Value
20,461	TransUnion	$1,415,697
		7,622,746
	Residential REITs—0.4%
70,303	Independence Realty Trust, Inc.	1,046,812

	Semiconductors and Semiconductor Equipment—10.1%
15,861	Astera Labs, Inc.*	1,738,366
20,008	Entegris, Inc.	2,345,738
737,801	indie Semiconductor, Inc., Class A*	2,375,719
33,842	Lattice Semiconductor Corp.*	3,139,184
10,567	MACOM Technology Solutions Holdings, Inc.*	2,346,614
7,673	MKS, Inc.	1,763,332
2,890	Monolithic Power Systems, Inc.	3,159,781
25,125	Qorvo, Inc.*	1,944,675
2,954	SiTime Corp.*	1,020,164
8,956	Synaptics, Inc.*	627,278
7,798	Teradyne, Inc.	2,311,795
35,971	Ultra Clean Holdings, Inc.*	2,236,677
16,520	Universal Display Corp.	1,514,223
		26,523,546
	Software—2.2%
21,079	Circle Internet Group, Inc.*	2,011,147
15,712	Dolby Laboratories, Inc., Class A	943,663
9,699	Guidewire Software, Inc.*	1,450,582
24,807	Procore Technologies, Inc.*	1,413,999
		5,819,391
	Technology Hardware, Storage & Peripherals—1.0%
44,678	Everpure, Inc., Class A*	2,637,789

	TOTAL COMMON STOCKS (Cost $204,732,859)	258,333,027

	TOTAL INVESTMENTS, AT VALUE—98.4% (Cost $204,732,859)	258,333,027
	Other Assets in Excess of Liabilities—1.6%	4,243,928
	NET ASSETS—100.0%	$262,576,955

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*         Non-income producing security

Percentages indicated are based on net assets.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Value
	Common Stocks—97.7%

	Aerospace & Defense—1.0%
4,600	General Dynamics Corp.	$1,578,812
4,000	Textron, Inc.	350,240
		1,929,052
	Air Freight and Logistics—1.8%
5,300	FedEx Corp.	1,887,754
16,900	United Parcel Service, Inc., Class B	1,662,622
		3,550,376
	Automobile Components—0.1%
4,300	BorgWarner, Inc.	233,318

	Automobiles—1.3%
90,200	Ford Motor Co.	1,040,908
18,900	General Motors Co.	1,408,050
		2,448,958
	Banks—13.2%
101,700	Bank of America Corp.	4,957,875
23,900	Citigroup, Inc.	2,710,499
6,000	Citizens Financial Group, Inc.	359,820
700	Cullen/Frost Bankers, Inc.	95,956
1,800	East West Bancorp, Inc.	192,168
195	First Citizens BancShares, Inc., Class A	367,509
5,500	First Horizon Corp.	125,180
30,200	JPMorgan Chase & Co.	8,883,632
12,400	KeyCorp	248,620
1,800	M&T Bank Corp.	372,096
5,500	PNC Financial Services Group, Inc.	1,144,495
700	Popular, Inc.	93,919
12,500	Regions Financial Corp.	326,500
14,700	Truist Financial Corp.	675,759
17,700	U.S. Bancorp	920,577
47,400	Wells Fargo & Co.	3,773,514
1,000	Western Alliance Bancorp	70,850
1,400	Zions Bancorp NA	80,668
		25,399,637
	Beverages—1.9%
1,700	Coca-Cola Consolidated, Inc.	325,958
1,600	Constellation Brands, Inc., Class A	240,000
1,600	Molson Coors Beverage Co., Class B	68,896
19,800	PepsiCo, Inc.	3,074,742
		3,709,596
	Biotechnology—3.6%
8,000	Amgen, Inc.	2,814,800
5,400	Exelixis, Inc.*	231,606
17,600	Gilead Sciences, Inc.	2,452,912
2,300	Halozyme Therapeutics, Inc.*	148,649
1,000	Regeneron Pharmaceuticals, Inc.	772,640

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Value
	Biotechnology (Continued)
800	United Therapeutics Corp.*	$474,384
		6,894,991
	Broadline Retail—0.5%
200	Dillard's, Inc., Class A	114,422
10,300	eBay, Inc.	937,506
		1,051,928
	Building Products—0.5%
2,600	A.O. Smith Corp.	171,444
1,900	Allegion PLC	276,051
800	Carlisle Cos., Inc.	266,896
4,700	Masco Corp.	283,739
		998,130
	Capital Markets—7.4%
1,570	Ameriprise Financial, Inc.	697,708
11,100	Bank of New York Mellon Corp.	1,316,793
3,400	Carlyle Group, Inc.	164,526
16,300	Charles Schwab Corp.	1,531,874
4,800	Goldman Sachs Group, Inc.	4,060,752
4,400	Invesco Ltd.	106,876
25,000	Morgan Stanley	4,114,250
3,300	Northern Trust Corp.	460,581
3,500	Raymond James Financial, Inc.	506,765
2,000	SEI Investments Co.	156,940
4,800	State Street Corp.	607,488
2,100	Stifel Financial Corp.	155,232
3,200	T. Rowe Price Group, Inc.	288,448
		14,168,233
	Chemicals—1.5%
2,300	Albemarle Corp.	412,919
3,300	CF Industries Holdings, Inc.	428,472
13,400	Corteva, Inc.	1,121,714
5,100	PPG Industries, Inc.	545,088
3,000	RPM International, Inc.	298,200
		2,806,393
	Communications Equipment—0.1%
400	F5, Inc.*	115,732

	Construction and Engineering—0.1%
3,000	AECOM	254,460

	Construction Materials—0.3%
6,200	CRH PLC	651,744

	Consumer Finance—1.3%
3,500	Ally Financial, Inc.	137,305
6,400	American Express Co.	1,935,872
6,500	Synchrony Financial	442,130
		2,515,307
	Consumer Staples Distribution & Retail—2.0%
1,200	BJ's Wholesale Club Holdings, Inc.*	118,104
2,000	Dollar General Corp.	237,460
4,100	Dollar Tree, Inc.*	448,991
13,100	Kroger Co.	947,916
11,000	Sysco Corp.	784,630

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Value
	Consumer Staples Distribution & Retail (Continued)
10,300	Target Corp.	$1,248,360
		3,785,461
	Containers and Packaging—0.7%
1,700	Avery Dennison Corp.	293,556
6,100	Ball Corp.	360,571
2,700	Crown Holdings, Inc.	270,675
1,700	Packaging Corp. of America	360,774
		1,285,576
	Distributors—0.2%
3,200	Genuine Parts Co.	338,400

	Diversified Consumer Services—0.1%
3,200	Service Corp. International	264,032

	Diversified Telecommunication Services—3.9%
119,900	AT&T, Inc.	3,475,901
19,100	Comcast Corp., Class A	548,361
71,000	Verizon Communications, Inc.	3,564,200
		7,588,462
	Electric Utilities—2.0%
5,800	Alliant Energy Corp.	416,208
12,200	Duke Energy Corp.	1,597,468
5,200	Evergy, Inc.	425,984
13,200	FirstEnergy Corp.	668,712
8,000	Southern Co.	772,160
		3,880,532
	Electrical Equipment—0.3%
700	Acuity, Inc.	196,154
1,500	Regal Rexnord Corp.	280,890
		477,044
	Electronic Equipment, Instruments & Components—0.2%
1,800	TD SYNNEX Corp.	303,678

	Energy Equipment and Services—0.4%
19,300	Halliburton Co.	752,507

	Entertainment—2.1%
40,900	Walt Disney Co.	3,941,942

	Financial Services—0.3%
6,300	Block, Inc.*	379,134
600	Corpay, Inc.*	174,594
		553,728
	Food Products—1.0%
1,900	Hormel Foods Corp.	43,035
1,200	Ingredion, Inc.	135,192
1,000	J.M. Smucker Co.	96,440
22,100	Mondelez International, Inc., Class A	1,273,844

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Value
	Food Products (Continued)
5,600	Tyson Foods, Inc., Class A	$358,792
		1,907,303
	Gas Utilities—0.1%
4,900	UGI Corp.	178,458

	Ground Transportation—0.0%
400	Ryder System, Inc.	81,884

	Health Care Equipment and Supplies—1.6%
1,800	Cooper Cos., Inc.*	128,700
5,000	GE HealthCare Technologies, Inc.	355,900
25,200	Medtronic PLC	2,183,580
4,000	Zimmer Biomet Holdings, Inc.	361,680
		3,029,860
	Health Care Providers and Services—3.7%
3,900	Cencora, Inc.	1,225,146
20,900	CVS Health Corp.	1,501,038
600	DaVita, Inc.*	92,214
600	Encompass Health Corp.	58,038
5,400	HCA Healthcare, Inc.	2,555,496
2,400	Henry Schein, Inc.*	176,880
1,600	Labcorp Holdings, Inc.	426,896
2,400	Quest Diagnostics, Inc.	470,352
1,800	Tenet Healthcare Corp.*	339,678
1,200	Universal Health Services, Inc., Class B	214,764
		7,060,502
	Hotels, Restaurants & Leisure—0.6%
2,700	Darden Restaurants, Inc.	529,308
2,700	Expedia Group, Inc.	623,403
		1,152,711
	Household Durables—1.3%
6,700	DR Horton, Inc.	919,374
5,100	Lennar Corp., Class A	442,884
30	NVR, Inc.*	197,695
4,500	PulteGroup, Inc.	529,245
2,200	Toll Brothers, Inc.	300,234
500	TopBuild Corp.*	175,650
		2,565,082
	Household Products—1.6%
21,600	Procter & Gamble Co.	3,119,904

	Independent Power and Renewable Electricity Producers—0.1%
16,300	AES Corp.	229,667

	Industrial Conglomerates—0.9%
12,100	3M Co.	1,757,283

	Insurance—6.9%
9,000	Aflac, Inc.	987,390
3,000	Allstate Corp.	622,020
1,000	American Financial Group, Inc.	127,710
9,800	American International Group, Inc.	737,450
2,000	Aon PLC, Class A	645,560
4,800	Arch Capital Group Ltd.*	460,752
800	Assurant, Inc.	174,248
1,300	Axis Capital Holdings Ltd.	131,833

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Value
	Insurance (Continued)
6,600	Chubb Ltd.	$2,151,138
2,600	Cincinnati Financial Corp.	409,110
700	Everest Group Ltd.	228,795
3,700	Fidelity National Financial, Inc.	171,606
900	Globe Life, Inc.	125,253
4,800	Hartford Insurance Group, Inc.	649,104
3,600	Loews Corp.	384,264
150	Markel Group, Inc.*	287,110
11,400	MetLife, Inc.	806,208
4,200	Old Republic International Corp.	167,580
500	Primerica, Inc.	125,240
3,800	Principal Financial Group, Inc.	342,418
5,000	Prudential Financial, Inc.	488,450
900	Reinsurance Group of America, Inc.	183,744
800	RenaissanceRe Holdings Ltd.	237,784
5,800	Travelers Cos., Inc.	1,691,744
2,800	Unum Group	204,484
6,175	W.R. Berkley Corp.	409,279
1,400	Willis Towers Watson PLC	406,980
		13,357,254
	Interactive Media & Services—0.8%
4,800	Match Group, Inc.	147,408
2,500	Meta Platforms, Inc., Class A	1,430,325
		1,577,733
	IT Services—0.1%
1,600	Twilio, Inc., Class A*	201,312

	Leisure Products—0.1%
2,300	Hasbro, Inc.	215,280

	Life Sciences Tools and Services—0.2%
400	Bio-Rad Laboratories, Inc., Class A*	111,500
900	IQVIA Holdings, Inc.*	153,486
1,000	Revvity, Inc.	87,610
		352,596
	Machinery—0.9%
1,700	AGCO Corp.	196,979
500	Allison Transmission Holdings, Inc.	58,530
6,600	CNH Industrial NV	72,600
1,800	Dover Corp.	375,210
2,200	Mueller Industries, Inc.	243,760
1,400	Oshkosh Corp.	206,094
1,200	Snap-on, Inc.	435,864
2,300	Toro Co.	214,912
		1,803,949
	Media—0.3%
5,200	Fox Corp., Class A	303,680
8,500	News Corp., Class A	211,905
		515,585
	Metals and Mining—2.3%
5,100	Alcoa Corp.	338,283
20,400	Newmont Corp.	2,208,300
5,200	Nucor Corp.	879,320
1,000	Reliance, Inc.	303,920

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Value
	Metals and Mining (Continued)
3,500	Steel Dynamics, Inc.	$630,000
		4,359,823
	Multi-Utilities—0.9%
3,900	DTE Energy Co.	570,258
11,400	Public Service Enterprise Group, Inc.	922,830
2,200	WEC Energy Group, Inc.	254,694
		1,747,782
	Oil, Gas and Consumable Fuels—10.1%
10,900	Antero Midstream Corp.	248,520
6,100	Antero Resources Corp.*	258,884
8,100	APA Corp.	343,764
6,500	ConocoPhillips	858,000
14,300	Devon Energy Corp.	719,576
6,600	Diamondback Energy, Inc.	1,305,414
10,800	EOG Resources, Inc.	1,561,356
58,300	Exxon Mobil Corp.	9,891,178
4,200	HF Sinclair Corp.	262,038
50,900	Kinder Morgan, Inc.	1,706,677
1,600	Marathon Petroleum Corp.	390,688
9,200	Phillips 66	1,676,056
5,400	Range Resources Corp.	243,972
		19,466,123
	Passenger Airlines—0.9%
10,100	Delta Air Lines, Inc.	671,448
10,600	Southwest Airlines Co.	398,242
7,400	United Airlines Holdings, Inc.*	681,318
		1,751,008
	Pharmaceuticals—6.2%
1,000	Jazz Pharmaceuticals PLC*	189,050
31,200	Johnson & Johnson	7,626,528
23,200	Merck & Co., Inc.	2,790,728
36,800	Pfizer, Inc.	1,033,344
22,800	Viatris, Inc.	308,028
		11,947,678
	Professional Services—0.4%
400	CACI International, Inc., Class A*	217,548
2,899	Leidos Holdings, Inc.	450,852
		668,400
	Real Estate Management and Development—0.1%
800	Jones Lang LaSalle, Inc.*	243,456

	Semiconductors and Semiconductor Equipment—3.1%
2,000	First Solar, Inc.*	394,520
7,100	Micron Technology, Inc.	2,398,664
24,500	QUALCOMM, Inc.	3,155,110
600	Skyworks Solutions, Inc.	32,130
		5,980,424
	Specialty Retail—2.3%
1,300	AutoNation, Inc.*	253,838
4,800	Best Buy Co., Inc.	308,160
4,200	GameStop Corp., Class A*	96,768
8,500	Gap, Inc.	205,700
11,900	Lowe's Cos., Inc.	2,811,732

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Value
	Specialty Retail (Continued)
1,500	Penske Automotive Group, Inc.	$224,280
2,400	Williams-Sonoma, Inc.	437,592
		4,338,070
	Technology Hardware, Storage & Peripherals—0.9%
7,600	Dell Technologies, Inc., Class C	1,247,388
4,500	NetApp, Inc.	460,755
		1,708,143
	Textiles, Apparel and Luxury Goods—0.4%
1,300	Deckers Outdoor Corp.*	130,117
4,100	Tapestry, Inc.	578,551
		708,668
	Tobacco—1.3%
38,400	Altria Group, Inc.	2,534,016

	Trading Companies and Distributors—0.7%
3,800	Core & Main, Inc., Class A*	187,720
1,180	United Rentals, Inc.	859,701
900	WESCO International, Inc.	246,258
		1,293,679
	Wireless Telecommunication Services—1.1%
10,300	T-Mobile U.S., Inc.	2,163,309

	TOTAL COMMON STOCKS (Cost $140,691,853)	187,916,159

	Exchange-Traded Fund—1.9%
16,900	iShares Russell 1000 Value ETF (Cost $3,701,530)	3,611,023

	TOTAL INVESTMENTS, AT VALUE—99.6% (Cost $144,393,383)	191,527,182
	Other Assets in Excess of Liabilities—0.4%	789,915
	NET ASSETS—100.0%	$192,317,097

Notes to the Schedule of Investments:

*         Non-income producing security

Percentages indicated are based on net assets.